Quarterly Schedules of
Portfolio Holdings
July 31, 2020
International & Global Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Diversified International All Cap Fund	HNIDX	HAIDX	HRIDX	HIIDX
Harbor Emerging Markets Equity Fund	HNEMX	HAEMX	HREMX	HIEEX
Harbor Focused International Fund	HNFRX	HNFSX	HNFDX	HNFIX
Harbor Global Leaders Fund	HNGIX	HGGAX	HRGAX	HGGIX
Harbor International Fund	HNINX	HAINX	HRINX	HIINX
Harbor International Growth Fund	HNGFX	HAIGX	HRIGX	HIIGX
Harbor International Small Cap Fund	HNISX	HAISX	HRISX	HIISX
Harbor Overseas Fund	HAORX	HAOSX	HAOAX	HAONX

Harbor Diversified International All Cap Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—0.7%
28,553	Airbus SE (France)*	$2,090
327,183	BAE Systems plc (United Kingdom)	2,097
136,796	Embraer SA (Brazil)*	200
263,125	Rolls-Royce Holdings plc (United Kingdom)*	789
11,058	Thales SA (France)	799
		5,975
AIR FREIGHT & LOGISTICS—0.2%
121,482	Grupo Aeroportuario del Pacifico SAB de CV (Mexico)	818
25,185	Oesterreichische Post AG (Austria)	806
		1,624
AIRLINES—0.1%
143,198	EasyJet plc (United Kingdom)	921
AUTO COMPONENTS—1.0%
50,100	Bridgestone Corp. (Japan)	1,476
174,006	Gestamp Automocion SA (Spain)	418
234,369	GUD Holdings Ltd. (Australia)	1,870
39,773	Hankook Tire & Technology Co. Ltd. (South Korea)	871
15,900	Koito Manufacturing Co. Ltd. (Japan)	623
33,028	Magna International Inc. (Canada)	1,527
2,602,839	Nemak SAB de CV (Mexico)	609
41,400	Sumitomo Electric Industries Ltd. (Japan)	462
12,900	Toyota Industries Corp. (Japan)	655
		8,511
AUTOMOBILES—1.4%
1,484,431	Baic Motor Corp. Ltd. (China)	724
29,052	Bayerische Motoren Werke AG (Germany)	1,858
101,030	GT Capital Holdings Inc. (Philippines)	906
17,606	Hyundai Motor Co. (South Korea)	1,878
219,333	Mahindra & Mahindra Ltd. (India)	1,785
70,000	Toyota Motor Corp. (Japan)	4,156
		11,307
BANKS—5.5%
687,206	Axis Bank Ltd. (India)*	3,965
68,674	Bancolombia SA ADR (Colombia)[1]	1,917
3,066,800	Bank Mandiri Persero TBK PT (Indonesia)	1,219
364,031	Bank of Ireland Group plc (Ireland)*	756
391,040	Bank of The Philippine Islands (Philippines)	543
598,694	Bankia SA (Spain)	763
1,603,085	Barclays plc (United Kingdom)	2,078
69,900	BNP Paribas SA (France)	2,820
37,632	Close Brothers Group plc (United Kingdom)	539
22,315	Danske Bank AS (Denmark)	361
35,917	DBS Group Holdings Ltd. (Singapore)	519
76,833	DNB ASA (Norway)	1,180
10,923,064	Eurobank Ergasias SA (Greece)*	4,668
26,600	Fukuoka Financial Group Inc. (Japan)	387
5,221,671	Grupo Financiero Inbursa SAB de CV (Mexico)*	3,766
45,377	Hana Financial Group Inc. (South Korea)	1,126
199,962	HSBC Holdings plc (Hong Kong)	904
270,265	Intesa Sanpaolo SpA (Italy)*	551
753,100	Kasikornbank PCL (Thailand)	1,963
50,870	Komercni Banka AS (Czech Republic)*	1,180
3,770,299	Lloyds Banking Group plc (United Kingdom)	1,285
55,346	Nordea Bank ABP (Sweden)	427
844,600	Resona Holdings Inc. (Japan)	2,769
278,839	Standard Chartered plc (United Kingdom)	1,394
71,700	Sumitomo Mitsui Financial Group Inc. (Japan)	1,911
21,900	Sumitomo Mitsui Trust Holdings Inc. (Japan)	562
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
236,142	Svenska Handelsbanken AB (Sweden)	$2,227
186,601	UniCredit SpA (Italy)*	1,713
123,382	United Overseas Bank Ltd. (Singapore)	1,737
		45,230
BEVERAGES—3.4%
1,077,909	AmBev SA (Brazil)*	2,872
38,257	Anheuser-Busch InBev SA (Belgium)	2,077
13,000	Asahi Group Holdings Ltd. (Japan)	424
17,587	Carlsberg AS (Denmark)	2,597
311,453	Coca-Cola Amatil Ltd. (Australia)	1,818
23,364	Coca-Cola European Partners plc (United States)	962
131,957	Davide Campari-Milano NV (Netherlands)	1,332
113,795	Diageo plc (United Kingdom)	4,164
1,061,334	East African Breweries Ltd. (Kenya)	1,521
44,707	Heineken NV (Netherlands)	4,330
232,900	Kirin Holdings Co. Ltd. (Japan)	4,488
16,100	Suntory Beverage & Food Ltd. (Japan)	608
96,000	Tsingtao Brewery Co. Ltd. (China)	856
		28,049
BUILDING PRODUCTS—1.6%
264,234	Assa Abloy AB Class B (Sweden)	5,834
10,603	Geberit AG (Switzerland)	5,852
228,826	GWA Group Ltd. (Australia)	465
80,100	LIXIL Group Corp. (Japan)	1,069
		13,220
CAPITAL MARKETS—2.2%
321,362	3i Group plc (United Kingdom)	3,699
202,674	Brookfield Asset Management Inc. (Canada)	6,546
91,300	Daiwa Securities Group Inc. (Japan)	405
56,791	Georgia Capital plc (United Kingdom)*	270
162,499	IG Group Holdings plc (United Kingdom)	1,553
25,000	JAFCO Co. Ltd. (Japan)	883
28,000	Japan Exchange Group Inc. (Japan)	665
219,673	Jupiter Fund Management plc (United Kingdom)	650
316,500	Nomura Holdings Inc. (Japan)	1,490
17,323	Rathbone Brothers plc (United Kingdom)	367
84,990	St. James's Place plc (United Kingdom)	1,039
32,217	UBS Group AG (Switzerland)	380
		17,947
CHEMICALS—1.8%
26,600	Air Water Inc. (Japan)	345
57,806	BASF SE (Germany)	3,189
59,458	Enaex SA (Chile)	558
14,400	Nippon Shokubai Co. Ltd. (Japan)	716
27,500	Nissan Chemical Corp. (Japan)	1,456
9,400	Nitto Denko Corp. (Japan)	533
245,539	Orica Ltd. (Australia)	3,041
79,396	PhosAgro PJSC GDR (Russia)[1]	938
9,800	Shin-Etsu Chemical Co. Ltd. (Japan)	1,147
83,938	Tikkurila OYJ (Finland)	1,364
23,400	Tokyo Ohka Kogyo Co. Ltd. (Japan)	1,238
		14,525
COMMERCIAL SERVICES & SUPPLIES—2.9%
10,500	AEON Delight Co. Ltd. (Japan)	317
376,277	Brambles Ltd. (Australia)	2,905
2,486,669	Cleanaway Waste Management Ltd. (Australia)	3,689
44,106	Elis SA (France)*	536
798,430	G4S plc (United Kingdom)	1,483

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
329,276	HomeServe plc (United Kingdom)	$5,700
77,248	Ritchie Bros Auctioneers Inc. (Canada)	3,572
20,931	S-1 Corp. (South Korea)	1,590
14,900	Secom Co. Ltd. (Japan)	1,289
1,179,996	Serco Group plc (United Kingdom)*	2,451
12,600	Sohgo Security Services Co. Ltd. (Japan)	595
		24,127
CONSTRUCTION & ENGINEERING—0.9%
48,484	Boskalis Westminster NV (Netherlands)	916
20,954	Ferrovial SA (Spain)	513
101,200	Maeda Corp. (Japan)	691
220,400	Obayashi Corp. (Japan)	1,968
189,000	Penta-Ocean Construction Co. Ltd. (Japan)	993
1,217,174	Raubex Group Ltd. (South Africa)	1,799
50,700	Shimizu Corp. (Japan)	363
2,500	SHO-BOND Holdings Co. Ltd. (Japan)	108
		7,351
CONSTRUCTION MATERIALS—0.7%
16,447	CRH plc (Ireland)	594
219,273	Fletcher Building Ltd. (New Zealand)	493
5,755	Imerys SA (France)	213
91,200	Taiheiyo Cement Corp. (Japan)	1,979
9,028	Vicat SA (France)	297
80,886	Wienerberger AG (Austria)	1,862
		5,438
CONSUMER FINANCE—0.7%
22,800	AEON Financial Service Co. Ltd. (Japan)	172
6,482,913	Gentera SAB de CV (Mexico)	2,272
332,541	International Personal Finance plc (United Kingdom)	238
329,768	Non-Standard Finance plc (United Kingdom)	23
149,815	Provident Financial plc (United Kingdom)*	324
320,773	Shriram Transport Finance Co. Ltd. (India)	2,959
		5,988
CONTAINERS & PACKAGING—0.3%
496,230	DS Smith plc (United Kingdom)	1,678
82,100	Toyo Seikan Group Holdings Ltd. (Japan)	899
		2,577
DISTRIBUTORS—0.1%
164,122	Inchcape plc (United Kingdom)	919
DIVERSIFIED FINANCIAL SERVICES—0.0%
1,150,000	First Pacific Co. Ltd. (Hong Kong)	240
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
45,454	BCE Inc. (Canada)	1,906
138,233	Deutsche Telekom AG (Germany)	2,308
735,891	Koninklijke KPN NV (Netherlands)	1,939
202,281	KT Corp. ADR (South Korea)[1]	1,994
210,000	Nippon Telegraph & Telephone Corp. (Japan)	4,874
628,692	Telkom SA SOC Ltd. (South Africa)	1,072
		14,093
ELECTRIC UTILITIES—0.5%
17,100	Kansai Electric Power Co. (Japan)	163
28,858	Orsted AS (Denmark)	4,126
		4,289
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—2.8%
51,068	ABB Ltd. (Switzerland)	$1,283
63,393	Legrand SA (France)	4,904
8,300	Mabuchi Motor Co. Ltd. (Japan)	249
39,272	Schneider Electric SE (France)	4,503
2,064,850	TECO Electric and Machinery Co. Ltd. (Taiwan)	1,919
75,232	Vestas Wind Systems AS (Denmark)	9,644
		22,502
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
22,400	Azbil Corp. (Japan)	747
407,000	Chroma ATE Inc. (Taiwan)	2,287
738,735	Delta Electronics Inc. (Taiwan)	5,049
172,100	Hitachi Ltd. (Japan)	5,155
28,600	Kyocera Corp. (Japan)	1,593
9,700	Omron Corp. (Japan)	699
15,900	Shimadzu Corp. (Japan)	406
24,686	Spectris plc (United Kingdom)	828
11,100	TDK Corp. (Japan)	1,236
		18,000
ENERGY EQUIPMENT & SERVICES—0.2%
129,557	John Wood Group plc (United Kingdom)	322
44,119	Petrofac Ltd. (United Kingdom)	80
585,867	Saipem SpA (Italy)	1,255
29,163	TechnipFMC plc (France)	228
		1,885
ENTERTAINMENT—0.7%
25,139	CTS Eventim AG & Co. KGaA (Germany)	998
16,800	Konami Holdings Corp. (Japan)	513
3,760,100	Major Cineplex Group PCL (Thailand)	1,727
16,100	Makita Corp. (Japan)	619
36,644	Modern Times Group MTG AB Class B (Sweden)*	500
21,800	Nexon Co. Ltd. (Japan)	560
1,200	Nintendo Co. Ltd. (Japan)	528
9,000	Toho Co. Ltd. (Japan)	268
		5,713
FOOD & STAPLES RETAILING—2.6%
124,282	Alimentation Couche-Tard Inc. (Canada)	4,319
48,100	Dairy Farm International Holdings Ltd. (Hong Kong)	207
106,521	Koninklijke Ahold Delhaize NV (Netherlands)	3,068
73,971	Loblaw Cos. Ltd. (Canada)	3,838
15,072	Magnit PJSC (Russia)	927
16,800	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	561
374,835	Metcash Ltd. (Australia)	723
40,993	PriceSmart Inc. (United States)	2,680
80,300	Seven & I Holdings Co. Ltd. (Japan)	2,427
12,700	Sundrug Co. Ltd. (Japan)	432
671,964	Tesco plc (United Kingdom)	1,896
		21,078
FOOD PRODUCTS—3.2%
10,900	Calbee Inc. (Japan)	346
292,000	China Mengniu Dairy Co. Ltd. (China)*	1,370
3,538,400	Delfi Ltd. (Singapore)	1,939
206,047	Devro plc (United Kingdom)	439
24,500	Fuji Oil Holdings Inc. (Japan)	656
2,258,542	Grupo Lala SAB de CV (Mexico)	1,221
339,788	Industrias Bachoco SAB de CV (Mexico)	1,001
30,800	Megmilk Snow Brand Co. Ltd. (Japan)	698
7,800	Meiji Holdings Co. Ltd. (Japan)	612
4,000	NH Foods Ltd. (Japan)	176

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
96,700	Nippon Suisan Kaisha Ltd. (Japan)	$406
504,660	Tiger Brands Ltd. (South Africa)	5,197
1,552,255	Tingyi Cayman Islands Holding Corp. (China)	2,894
42,700	Toyo Suisan Kaisha Ltd. (Japan)	2,596
356,178	Ulker Biskuvi Sanayi AS (Turkey)	1,325
29,079	Viscofan SA (Spain)	2,130
4,713,000	Want Want China Holdings Ltd. (China)	3,488
		26,494
GAS UTILITIES—0.1%
24,800	Tokyo Gas Co. Ltd. (Japan)	527
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
57,589	Coloplast AS (Denmark)	9,830
1,189,925	ConvaTec Group plc (United Kingdom)	3,162
102,427	Demant AS (Denmark)*	3,180
62,046	Getinge AB Class B (Sweden)	1,499
92,003	GN Store Nord AS (Denmark)	5,658
10,600	Hoya Corp. (Japan)	1,045
19,500	Japan Lifeline Co. Ltd. (Japan)	242
63,553	Koninklijke Philips NV (Netherlands)	3,284
31,400	Olympus Corp. (Japan)	565
34,779	Smith & Nephew plc (United Kingdom)	686
7,687	Sonova Holding AG (Switzerland)*	1,738
		30,889
HEALTH CARE PROVIDERS & SERVICES—1.2%
70,700	Alfresa Holdings Corp. (Japan)	1,448
38,935	Amplifon SpA (Italy)	1,333
59,868	Fresenius Medical Care AG & Co. KGaA (Germany)	5,274
66,600	MediPAL Holdings Corp. (Japan)	1,220
6,900	Ship Healthcare Holdings Inc. (Japan)	297
418,606	Sigma Healthcare Ltd. (Australia)	199
		9,771
HOTELS, RESTAURANTS & LEISURE—2.6%
1,660,000	Ajisen China Holdings Ltd. (China)	266
42,651	Carnival plc (United Kingdom)	461
311,221	Compass Group plc (United Kingdom)	4,282
40,536	Flutter Entertainment plc (United Kingdom)	6,071
1,889,700	Genting Singapore Ltd. (Singapore)	1,014
254,415	GVC Holdings plc (United Kingdom)	2,202
550,840	Hongkong & Shanghai Hotels Ltd. (Hong Kong)	452
7,152	InterContinental Hotels Group PLC (United Kingdom)*	329
73,314	Playtech plc (United Kingdom)	287
462,270	SSP Group plc (United Kingdom)	1,241
522,829	Tsogo Sun Gaming Ltd. (South Africa)	98
361,584	Tsogo Sun Hotels Ltd. (South Africa)*	38
162,520	TUI AG (Germany)	615
82,385	Yum China Holdings Inc. (China)	4,221
		21,577
HOUSEHOLD DURABLES—0.9%
89,612	Barratt Developments plc (United Kingdom)	595
54,800	Casio Computer Co. Ltd. (Japan)	876
192,935	McCarthy & Stone plc (United Kingdom)	167
725,300	MRV Engenharia e Participacoes SA (Brazil)	2,661
8,000	Rinnai Corp. (Japan)	656
50,900	Sekisui Chemical Co. Ltd. (Japan)	693
24,900	Sony Corp. (Japan)	1,935
		7,583
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—0.8%
11,600	Lion Corp. (Japan)	$302
61,576	Reckitt Benckiser Group plc (United Kingdom)	6,174
		6,476
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
1,793,400	Lopez Holdings Corp. (Philippines)*	86
INDUSTRIAL CONGLOMERATES—2.0%
361,000	CK Hutchison Holdings Ltd. (Hong Kong)	2,357
34,505	DCC plc (United Kingdom)	3,068
99,600	Jardine Matheson Holdings Ltd. (Hong Kong)	4,073
37,800	Jardine Strategic Holdings Ltd. (Singapore)	762
48,989	LG Corp. (South Korea)	3,042
1,333,683	Quinenco SA (Chile)	2,185
1,708,100	Sime Darby Berhad (Malaysia)	878
		16,365
INSURANCE—4.5%
70,697	Admiral Group plc (United Kingdom)	2,205
106,628	AXA SA (France)	2,139
238,100	Dai-ichi Life Holdings Inc. (Japan)	2,809
18,151	Fairfax Financial Holdings Ltd. (Canada)	5,687
112,900	Great Eastern Holdings Ltd. (Singapore)	1,590
5,797	Hannover Rueck SE (Germany)	981
5,137	Helvetia Holding AG (Switzerland)	466
48,545	Hiscox Ltd. (United Kingdom)	495
343,855	Insurance Australia Group Ltd. (Australia)	1,252
214,300	Japan Post Holdings Co. Ltd. (Japan)*	1,464
27,600	MS&AD Insurance Group Holdings Inc. (Japan)	694
272,015	Porto Seguro SA (Brazil)*	2,817
39,154	Prudential plc (United Kingdom)	560
269,359	QBE Insurance Group Ltd. (Australia)	1,886
141,438	Qualitas Controladora SAB de CV (Mexico)	572
111,507	Sampo OYJ (Finland)	4,030
18,576	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,674
55,200	Sompo Holdings Inc. (Japan)	1,819
55,900	T&D Holdings Inc. (Japan)	460
49,000	Tokio Marine Holdings Inc. (Japan)	2,069
		36,669
INTERACTIVE MEDIA & SERVICES—2.5%
44,870	Adevinta ASA (Norway)*	718
250,864	Auto Trader Group plc (United Kingdom)	1,752
58,746	Baidu Inc. ADR (China)*,1	7,014
195,396	Carsales.com Ltd. (Australia)	2,555
243,363	Domain Holdings Australia Ltd. (Australia)	573
992,446	Rightmove plc (United Kingdom)	7,162
10,281	Yandex NV (Russia)*	592
		20,366
INTERNET & DIRECT MARKETING RETAIL—1.7%
6,701	GS Home Shopping Inc. (South Korea)	597
129,312	HelloFresh SE (Germany)*	7,019
24,600	Just Eat Takeaway.com NV (Netherlands)*	2,645
41,725	MoneySuperMarket.com Group plc (United Kingdom)	160
360,520	PChome Online Inc. (Taiwan)	1,473
29,796	Trip.Com Group Ltd. ADR (China)*,1	811
2,841	Zooplus AG (Germany)*	492
39,000	ZOZO Inc. (Japan)	1,055
		14,252

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
IT SERVICES—2.2%
15,024	Alten SA (France)*	$1,178
1,021,261	Capita plc (United Kingdom)*	458
76,686	Edenred (France)	3,804
96,608	Genpact Ltd. (United States)	3,847
1,500	ITOCHU Techno-Solutions Corp. (Japan)	61
31,200	NEC Corp. (Japan)	1,748
41,700	NET One Systems Co. Ltd. (Japan)	1,624
15,000	Nomura Research Institute Ltd. (Japan)	396
249,700	NTT Data Corp. (Japan)	2,839
9,900	Otsuka Corp. (Japan)	516
22,300	SCSK Corp. (Japan)	1,135
		17,606
LEISURE PRODUCTS—2.0%
44,400	Bandai Namco Holdings Inc. (Japan)	2,452
609,386	Giant Manufacturing Co. Ltd. (Taiwan)	6,417
755,000	Goodbaby International Holdings Ltd. (Hong Kong)*	126
465,611	Merida Industry Co. Ltd. (Taiwan)	4,296
92,800	Sega Sammy Holdings Inc. (Japan)	1,046
1,300	Shimano Inc. (Japan)	282
109,165	Spin Master Corp. (Canada)*	2,036
		16,655
LIFE SCIENCES TOOLS & SERVICES—0.5%
5,354	Eurofins Scientific SE (France)	3,504
7,474	Gerresheimer AG (Germany)	860
		4,364
MACHINERY—1.7%
15,410	Andritz AG (Austria)	517
384,930	CNH Industrial NV (Italy)	2,616
8,400	Daifuku Co. Ltd. (Japan)	766
14,969	GEA Group AG (Germany)	540
9,500	Hoshizaki Corp. (Japan)	724
32,527	IMI plc (United Kingdom)	442
133,461	Rotork plc (United Kingdom)	484
153,790	Sandvik AB (Sweden)	2,874
28,912	Stabilus SA (Germany)	1,455
100,378	Wartsila OYJ Abp (Finland)	840
1,504,000	Yungtay Engineering Co. Ltd. (Taiwan)	2,825
		14,083
MARINE—0.2%
43,042,238	Cia Sud Americana de Vapores SA (Chile)*	1,117
205,579	Irish Continental Group plc (Ireland)	803
		1,920
MEDIA—1.7%
47,739	Daily Mail & General Trust plc (United Kingdom)	393
42,598	Euromoney Institutional Investor plc (United Kingdom)	441
136,700	Fuji Media Holdings Inc. (Japan)	1,204
188,715	Grupo Televisa SAB ADR (Mexico)*,1	1,055
9,000	Hakuhodo Dy Holdings Inc. (Japan)	99
75,937	Informa plc (United Kingdom)	360
1,355,705	ITV plc (United Kingdom)	1,000
33,080	JCDecaux SA (France)*	559
25,599,621	Media Nusantara Citra TBK PT (Indonesia)*	1,440
798,960	Nine Entertainment Co. Holdings Ltd. (Australia)	767
144,420	Nippon Television Holdings Inc. (Japan)	1,563
36,730	Nordic Entertainment Group AB (Sweden)	1,539
24,444	Schibsted ASA Class A (Norway)*	887
20,786	Schibsted ASA Class B (Norway)	680
2,244,300	Sky Network Television Ltd. (New Zealand)*	192
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
291,400	Television Broadcasts Ltd. (Hong Kong)	$340
162,228	WPP plc (United Kingdom)	1,203
		13,722
METALS & MINING—4.9%
88,492	Acerinox SA (Spain)	763
1,624,735	Alrosa PJSC (Russia)	1,495
1,202,997	Alumina Ltd. (Australia)	1,305
58,875	Anglo American Platinum Ltd. (South Africa)	4,520
74,486	Anglo American plc (South Africa)	1,833
120,054	ArcelorMittal SA (France)	1,329
258,934	Barrick Gold Corp. (Canada)	7,483
46,144	BHP Group Ltd. (Australia)	1,215
204,093	BlueScope Steel Ltd. (Australia)	1,632
83,885	Cia de Minas Buenaventura SAA ADR (Peru)[1]	995
22,397	Franco-Nevada Corp. (Canada)	3,580
249,873	Freeport-McMoRan Inc. (United States)	3,228
1,113,793	Glencore plc (United Kingdom)*	2,549
112,983	Newcrest Mining Ltd. (Australia)	2,878
77,600	Nippon Steel Corp. (Japan)*	636
65,542	Rio Tinto plc (United Kingdom)	3,990
12,900	Sumitomo Metal Mining Co. Ltd. (Japan)	388
		39,819
MULTILINE RETAIL—0.1%
34,500	Marui Group Co. Ltd. (Japan)	502
OIL, GAS & CONSUMABLE FUELS—2.1%
49,742	Ampol Ltd. (Australia)	932
1,349,788	BP plc (United Kingdom)	4,888
173,769	Canadian Natural Resources Ltd. (Canada)	3,066
159,345	Equinor ASA (Norway)	2,389
63,000	INPEX Corp. (Japan)	360
109,001	Inter Pipeline Ltd. (Canada)	1,021
16,773	LUKOIL PJSC ADR (Russia)[1]	1,148
158,252	PrairieSky Royalty Ltd. (Canada)[2]	994
1,015,240	United Tractors Tbk PT (Indonesia)	1,488
58,338	Washington H Soul Pattinson & Co. Ltd. (Australia)	814
		17,100
PAPER & FOREST PRODUCTS—0.1%
182,900	Oji Holdings Corp. (Japan)	768
PERSONAL PRODUCTS—1.9%
42,081	AMOREPACIFIC Group (South Korea)	1,885
857,669	Asaleo Care Ltd. (Australia)	582
31,800	Kao Corp. (Japan)	2,307
2,600	Kose Corp. (Japan)	263
282,459	L'Occitane International SA (Hong Kong)	475
15,500	Mandom Corp. (Japan)	225
526,461	Natura & Co Holding SA (Brazil)*	4,747
84,828	Unilever plc (United Kingdom)	5,051
		15,535
PHARMACEUTICALS—3.8%
44,000	Astellas Pharma Inc. (Japan)	686
5,254,066	Genomma Lab Internacional SAB de CV (Mexico)*	5,591
117,707	Haw Par Corp. Ltd. (Singapore)	796
117,236	Novo Nordisk AS (Denmark)	7,692
38,700	Otsuka Holdings Co. Ltd. (Japan)	1,605
33,848	Roche Holding AG (Switzerland)	11,723
6,200	Sawai Pharmaceutical Co. Ltd. (Japan)	295

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
44,100	Takeda Pharmaceutical Co. Ltd. (Japan)	$1,599
48,000	Tsumura & Co. (Japan)	1,196
		31,183
PROFESSIONAL SERVICES—3.3%
57,994	Adecco Group AG (Switzerland)	2,740
402,285	ALS Ltd. (Australia)	2,439
116,391	Experian plc (United Kingdom)	4,066
943,214	Hays plc (United Kingdom)	1,343
107,065	Intertek Group plc (United Kingdom)	7,530
126,898	IPH Ltd. (Australia)	672
50,100	Nomura Co. Ltd. (Japan)	320
124,042	PageGroup plc (United Kingdom)	568
29,700	Persol Holdings Co. Ltd. (Japan)	375
10,996	Randstad NV (Netherlands)*	530
177,248	RELX plc (United Kingdom)	3,731
6,300	TechnoPro Holdings Inc. (Japan)	322
7,092	Teleperformance (France)	2,076
		26,712
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
35,600	Daiwa House Industry Co. Ltd. (Japan)	786
245,740	LOG Commercial Properties e Participacoes SA (Brazil)	1,734
222,312	LPS Brasil Consultoria de Imoveis SA (Brazil)*	198
95,100	Mitsubishi Estate Co. Ltd. (Japan)	1,366
78,676	United Industrial Corp. Ltd. (Singapore)	120
		4,204
ROAD & RAIL—1.0%
16,608	Canadian Pacific Railway Ltd. (Canada)	4,568
30,400	East Japan Railway Co. (Japan)	1,753
132,031	Globaltrans Investment plc GDR (Russia)[1]	792
162,519	National Express Group plc (United Kingdom)	323
52,300	Senko Group Holdings Co. Ltd. (Japan)	391
8,600	West Japan Railway Co. (Japan)	371
		8,198
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
4,492	ASML Holding NV (Netherlands)	1,597
140,500	Renesas Electronics Corp. (Japan)*	773
19,000	ROHM Co. Ltd. (Japan)	1,220
40,288	SK Hynix Inc. (South Korea)	2,821
1,158,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	16,853
		23,264
SOFTWARE—1.2%
423,011	Blackberry Ltd. (Canada)*	2,005
4,148	Constellation Software Inc. (Canada)	4,906
15,100	NS Solutions Corp. (Japan)	398
2,300	Oracle Corp. Japan (Japan)	277
375,400	TOTVS SA (Brazil)*	1,859
		9,445
SPECIALTY RETAIL—1.1%
6,200	ABC-Mart Inc. (Japan)	327
4,709,100	Esprit Holdings Ltd. (Hong Kong)*	560
364,357	Fourlis Holdings SA (Greece)*	1,675
198,428	JUMBO SA (Greece)	3,872
233,157	Pets at Home Group plc (United Kingdom)	952
36,200	USS Co. Ltd. (Japan)	537
85,538	WH Smith plc (United Kingdom)	1,051
		8,974
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.1%
74,133	King Slide Works Co. Ltd. (Taiwan)	$856
39,711	Logitech International SA (Switzerland)	2,897
19,547	Quadient SAS (France)	289
265,038	Samsung Electronics Co. Ltd. (South Korea)	12,953
		16,995
TEXTILES, APPAREL & LUXURY GOODS—2.0%
15,141	Adidas AG (Germany)	4,176
88,900	ASICS Corp. (Japan)	992
41,312	Cie Financiere Richemont SA (Switzerland)	2,565
196,172	Cie Financiere Richemont SA ADR (South Africa)[1]	1,221
31,272	EssilorLuxottica SA (France)	4,165
58,000	Gildan Activewear Inc. (Canada)	1,029
92,100	Onward Holdings Co. Ltd. (Japan)	226
1,883,746	Stella International Holdings Ltd. (Hong Kong)	1,832
110,000	Texwinca Holdings Ltd. (Hong Kong)	16
		16,222
THRIFTS & MORTGAGE FINANCE—0.2%
83,752	Housing Development Finance Corp. Ltd. (India)	1,997
TOBACCO—0.4%
14,543	British American Tobacco plc (United Kingdom)	481
28,800	Japan Tobacco Inc. (Japan)	492
26,405	Swedish Match AB (Sweden)	2,034
		3,007
TRADING COMPANIES & DISTRIBUTORS—1.1%
50,227	Brenntag AG (Germany)	3,100
139,237	Bunzl plc (United Kingdom)	3,989
107,023	Finning International Inc. (Canada)	1,526
33,400	ITOCHU Corp. (Japan)	732
		9,347
TRANSPORTATION INFRASTRUCTURE—0.6%
107,433	Getlink SE (France)	1,617
491,300	Global Ports Investments plc GDR (Russia)*,[1]	1,533
3,369,384	Grindrod Ltd. (South Africa)	725
35,400	Mitsubishi Logistics Corp. (Japan)	956
		4,831
WIRELESS TELECOMMUNICATION SERVICES—1.4%
616,576	Bharti Airtel Ltd. (India)*	4,569
79,200	KDDI Corp. (Japan)	2,518
41,400	NTT DoCoMo Inc. (Japan)	1,140
37,152	Rogers Communications Inc. (Canada)	1,517
159,248	SmarTone Telecommunications Holdings Ltd. (Hong Kong)	83
11,933,034	Vodafone Idea Ltd. (India)*	1,335
		11,162
TOTAL COMMON STOCKS
(Cost $786,262)		790,179

PREFERRED STOCKS—1.1%
AUTOMOBILES—0.3%
14,348	Volkswagen AG (Germany)	2,100
BANKS—0.3%
299,973	Banco Bradesco SA (Brazil)*	1,290

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—Continued
Shares		Value
BANKS—Continued
2,766,382	Grupo Aval Acciones y Valores SA (Colombia)	$645
380,442	Itausa - Investimentos Itau SA (Brazil)	778
		2,713
PERSONAL PRODUCTS—0.0%
3,198	AMOREPACIFIC Group (South Korea)*	92
TEXTILES, APPAREL & LUXURY GOODS—0.5%
680,867	Alpargatas SA (Brazil)*	4,106
TOTAL PREFERRED STOCKS
(Cost $8,552)		9,011
TOTAL INVESTMENTS—97.5%
(Cost $794,814)		799,190
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		20,391
TOTAL NET ASSETS—100.0%		$819,581
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$18,024	$—	$18,024
Europe	7,425	347,078	—	354,503
Latin America	39,947	818	—	40,765
Middle East/Central Asia	—	16,610	—	16,610
North America	71,843	—	—	71,843
Pacific Basin	16,003	272,431	—	288,434
Preferred Stocks			—
Europe	—	2,100	—	2,100
Latin America	6,819	—	—	6,819
Pacific Basin	—	92	—	92
Total Investments in Securities	$142,037	$657,153	$—	$799,190
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/(Loss) as of 07/31/2020 (000s)
Common Stocks	$—	$—	$—	$—	$(1,632)	$1,632	$—	$—	$—	$—
Preferred Stocks	15	—	(15)	—	—	—	—	—	—	—
	$15	$—	$(15)	$—	$(1,632)	$1,632	$—	$—	$—	$—

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2	All or a portion of this security was out on loan as of July 31, 2020. The market value of securities on loan was $6 and the related non-cash collateral was $7.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.8%
Shares		Value
AIRLINES—0.6%
62,873	Azul SA ADR (Brazil)*,1	$726
AUTOMOBILES—1.8%
1,065,000	Geely Automobile Holdings Ltd. (China)	2,234
BANKS—14.4%
783,739	Alpha Bank AE (Greece)*	493
274,135	Banco Bradesco SA ADR (Brazil)*,1	1,157
8,499,500	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,846
685,000	China Construction Bank Corp. (China)	499
269,500	China Merchants Bank Co. Ltd. (China)	1,258
268,037	Grupo Financiero Banorte SAB de CV (Mexico)*	960
65,975	Hana Financial Group Inc. (South Korea)	1,637
187,199	ICICI Bank Ltd. ADR (India)*,1	1,758
917,000	Industrial & Commercial Bank of China Ltd. (China)	537
322,494	Itau Unibanco Holding SA ADR (Brazil)[1]	1,645
33,587	KB Financial Group Inc. (South Korea)	994
31,131	OTP Bank plc (Hungary)*	1,115
569,800	Ping An Bank Co. Ltd. (China)	1,088
238,627	Sberbank of Russia PJSC ADR (Russia)*,1	2,832
241,145	United Bank Ltd. (Pakistan)	165
		17,984
BEVERAGES—2.6%
421,870	Budweiser Brewing Co. Apac Ltd. (China)[2]	1,531
88,195	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China)	1,708
		3,239
BIOTECHNOLOGY—0.3%
23,408	Genetron Holdings Ltd. ADR (China)*,1	335
CHEMICALS—2.1%
4,024	LG Chem Ltd. (South Korea)	1,927
22,468	Sociedad Quimica y Minera de Chile SA ADR (Chile)[1]	686
2,684,000	Tianhe Chemicals Group Ltd. (Hong Kong)*, 2	—[x]
		2,613
CONSTRUCTION & ENGINEERING—1.7%
1,855,000	China Railway Group Ltd. (China)	939
92,518	Larsen & Toubro Ltd. (India)	1,129
		2,068
CONSTRUCTION MATERIALS—5.0%
258,500	Anhui Conch Cement Co. Ltd. (China)	1,955
471,508	Cemex SAB de CV ADR (Mexico)[1]	1,443
2,425,100	Semen Indonesia Persero TBK PT (Indonesia)	1,538
23,675	UltraTech Cement Ltd. (India)	1,304
		6,240
DIVERSIFIED CONSUMER SERVICES—1.4%
66,826	Afya Ltd. (Brazil)*	1,748
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
3,000	Largan Precision Co. Ltd. (Taiwan)	391
12,500	Murata Manufacturing Co. Ltd. (China)	803
		1,194
FOOD & STAPLES RETAILING—0.8%
163,777	ShopRite Holdings Ltd. (South Africa)	1,001
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—3.7%
3,104,200	Charoen Pokphand Foods PCL (Thailand)	$3,364
1,740,000	Want Want China Holdings Ltd. (China)	1,287
		4,651
HEALTH CARE PROVIDERS & SERVICES—0.9%
303,874	Kangji Medical Holdings Ltd. (China)*, 3	1,121
HOTELS, RESTAURANTS & LEISURE—1.6%
301,000	Galaxy Entertainment Group Ltd. (China)*	2,053
HOUSEHOLD DURABLES—0.9%
322,992	Suofeiya Home Collection Co. Ltd. (China)	1,063
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.9%
1,584,100	China Longyuan Power Group Corp. Ltd. (China)	1,135
INSURANCE—6.3%
262,600	AIA Group Ltd. (China)	2,368
228,400	China Pacific Insurance Group Co. Ltd. (China)	662
110,375	ICICI Prudential Life Insurance Co. Ltd. (India)[2]	666
390,500	Ping An Insurance Group Co. of China Ltd. (China)	4,120
		7,816
INTERACTIVE MEDIA & SERVICES—6.5%
14,262	Baidu Inc. ADR (China)*,1	1,703
93,900	Tencent Holdings Ltd. (China)	6,441
		8,144
INTERNET & DIRECT MARKETING RETAIL—4.8%
106,600	Alibaba Group Holding Ltd. (China)*	3,345
4,187	Alibaba Group Holding Ltd. ADR (China)*,1	1,051
1,400	MercadoLibre Inc. (Argentina)*	1,574
		5,970
LEISURE PRODUCTS—0.7%
81,628	Giant Manufacturing Co. Ltd. (Taiwan)	860
LIFE SCIENCES TOOLS & SERVICES—4.4%
70,099	Hangzhou Tigermed Consulting Co. Ltd. Class A (China)	1,081
15,663	Hangzhou Tigermed Consulting Co. Ltd. Class H (China)	202
185,769	Pharmaron Beijing Co. Ltd. (China)[2]	2,021
146,155	WuXi AppTec Co. Ltd. (China)[2]	2,204
		5,508
MACHINERY—0.6%
324,000	Weichai Power Co. Ltd. (China)	694
METALS & MINING—4.9%
110,087	AngloGold Ashanti Ltd. ADR (South Africa)[1]	3,543
37,938	MMC Norilsk Nickel PJSC ADR (Russia)[1]	991
1,028,800	MMG Ltd. (China)*	272
111,670	Vale SA ADR (Brazil)*,1	1,300
		6,106
OIL, GAS & CONSUMABLE FUELS—6.5%
33,648	Lukoil PJSC ADR (Russia)[1]	2,283
152,693	Petroleo Brasileiro SA ADR (Brazil)[1]	1,324
162,601	Reliance Industries Ltd. (India)	4,503
		8,110
PHARMACEUTICALS—0.6%
113,879	Glenmark Pharmaceuticals Ltd. (India)	686

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
457,500	Shimao Property Holdings Ltd. (China)	$1,941
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.2%
782,000	Ase Technology Holding Co. (Taiwan)	2,004
155,000	MediaTek Inc. (Taiwan)	3,701
37,526	SK Hynix Inc. (South Korea)	2,627
119,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	9,412
		17,744
SOFTWARE—0.6%
4,072	Agora Inc. ADR (Cayman Islands)*,1	177
17,025	Kingsoft Cloud Holdings Ltd. ADR (China)*,1	598
		775
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
164,225	Samsung Electronics Co. Ltd. (South Korea)	$8,026
TOTAL COMMON STOCKS
(Cost $99,984)		121,785
TOTAL INVESTMENTS—97.8%
(Cost $99,984)		121,785
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		2,774
TOTAL NET ASSETS—100.0%		$124,559

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$3,543	$1,001	$—	$4,544
Europe	—	7,714	—	7,714
Latin America	12,740	—	—	12,740
Middle East/Central Asia	2,424	7,787	—	10,211
Pacific Basin	16,463	70,113	—	86,576
Total Investments in Securities	$35,170	$86,615	$—	$121,785
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/ Loss as of 07/31/2020 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(512)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2020 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (Hong Kong)*,2	$—	Market Approach	Estimated Recovery Value	HKD 0.00

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $6,422 or 5% of net assets.
3	Security was purchased on June 22, 2020 at a net cost of $550 in an initial public offering with a sales restriction of 180 days. At July 31, 2020, the value of the security was $1,121 or 1% of net assets.
x	Fair valued in accordance with Harbor Funds' valuation procedures.
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Focused International Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—94.0%
Shares		Value
AEROSPACE & DEFENSE—1.5%
3,129	MTU Aero Engines AG (Germany)	$542
BEVERAGES—7.0%
10,219	Heineken NV (Netherlands)	990
2,336	Kweichow Moutai Co. Ltd. Class A (China)	562
5,811	Pernod Ricard SA (France)	998
		2,550
BUILDING PRODUCTS—2.4%
4,900	Daikin Industries Ltd. (Japan)	862
CHEMICALS—2.8%
8,600	Shin-Etsu Chemical Co. Ltd. (Japan)	1,007
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.4%
20,000	Hamamatsu Photonics KK (Japan)	869
1,700	Keyence Corp. (Japan)	717
		1,586
ENTERTAINMENT—3.5%
2,748	NetEase Inc. ADR (China)[1]	1,260
FOOD PRODUCTS—4.9%
337,338	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	1,770
HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
14,700	Hoya Corp. (Japan)	1,450
850	Straumann Holding AG (Switzerland)	842
		2,292
INSURANCE—7.7%
105,945	AIA Group Ltd. (Hong Kong)	955
173,266	Ping An Insurance Group Co. of China Ltd. (China)	1,828
		2,783
INTERACTIVE MEDIA & SERVICES—6.2%
11,765	Autohome Inc. ADR Class A (China)[1]	1,031
17,608	Tencent Holdings Ltd. (China)	1,208
		2,239
INTERNET & DIRECT MARKETING RETAIL—2.9%
4,228	Alibaba Group Holding Ltd. ADR (China)*,1	1,061
IT SERVICES—2.6%
19,261	Amadeus IT Group SA Class A (Spain)	962
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—2.5%
40,400	Pan Pacific International Holdings Corp. (Japan)	$916
PERSONAL PRODUCTS—6.6%
3,881	L'Oreal SA (France)	1,302
18,337	Unilever plc (United Kingdom)	1,092
		2,394
PHARMACEUTICALS—7.8%
16,055	Novo Nordisk AS (Denmark)	1,054
5,157	Roche Holding AG (Switzerland)	1,786
		2,840
PROFESSIONAL SERVICES—3.3%
34,016	Experian plc (United Kingdom)	1,188
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
21,447	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	1,692
SOFTWARE—4.4%
10,160	SAP SE (Germany)	1,604
SPECIALTY RETAIL—6.2%
1,800	Fast Retailing Co. Ltd. (Japan)	957
6,000	Hikari Tsushin Inc. (Japan)	1,301
		2,258
TEXTILES, APPAREL & LUXURY GOODS—3.5%
6,937	EssilorLuxottica SA (France)	924
778	LVMH Moet Hennessy Louis Vuitton SE (France)	338
		1,262
THRIFTS & MORTGAGE FINANCE—2.8%
43,412	Housing Development Finance Corp. Ltd. (India)	1,035
TOTAL COMMON STOCKS
(Cost $30,049)		34,103
TOTAL INVESTMENTS—94.0%
(Cost $30,049)		34,103
CASH AND OTHER ASSETS, LESS LIABILITIES—6.0%		2,194
TOTAL NET ASSETS—100.0%		$36,297

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$13,622	$—	$13,622
Middle East/Central Asia	—	1,035	—	1,035
Pacific Basin	5,044	14,402	—	19,446
Total Investments in Securities	$5,044	$29,059	$—	$34,103
There were no Level 3 investments at July 31, 2020 or October 31, 2019.

Harbor Focused International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.9%
Shares		Value
AEROSPACE & DEFENSE—4.7%
22,178	Safran SA (France)*	$2,359
8,159	TransDigm Group Inc. (United States)*	3,521
		5,880
AUTO COMPONENTS—1.9%
31,571	Aptiv plc (United States)	2,455
BANKS—4.2%
990,900	Bank Central Asia TBK PT (Indonesia)	2,123
67,081	HDFC Bank Ltd. ADR (India)*,1	3,136
		5,259
BIOTECHNOLOGY—3.1%
20,000	CSL Ltd. (Australia)	3,890
CAPITAL MARKETS—4.1%
32,252	Intercontinental Exchange Inc. (United States)	3,121
7,293	Moody's Corp. (United States)	2,052
		5,173
COMMERCIAL SERVICES & SUPPLIES—2.7%
483,141	Rentokil Initial plc (United Kingdom)	3,371
DIVERSIFIED CONSUMER SERVICES—3.1%
48,685	Chegg Inc. (United States)*	3,942
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.9%
11,760	Keyence Corp. (Japan)	4,959
ENTERTAINMENT—4.1%
34,466	Live Nation Entertainment Inc. (United States)*	1,613
29,365	Sea Ltd. ADR (Singapore)*,1	3,589
		5,202
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
3,967	Equinix Inc. (United States)	3,116
FOOD & STAPLES RETAILING—3.9%
142,953	Alimentation Couche-Tard Inc. (Canada)	4,968
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
88,877	Boston Scientific Corp. (United States)*	3,428
HEALTH CARE PROVIDERS & SERVICES—2.2%
9,161	UnitedHealth Group Inc. (United States)	2,774
INDUSTRIAL CONGLOMERATES—3.5%
10,134	Roper Technologies Inc. (United States)	4,382
INSURANCE—3.1%
436,300	AIA Group Ltd. (Hong Kong)	3,934
INTERACTIVE MEDIA & SERVICES—1.2%
201,818	Rightmove plc (United Kingdom)	1,456
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—3.8%
25,100	Visa Inc. (United States)	$4,779
LIFE SCIENCES TOOLS & SERVICES—5.4%
20,979	Iqvia Holdings Inc. (United States)*	3,323
5,661	Lonza Group AG (Switzerland)	3,540
		6,863
MEDIA—3.9%
8,533	Charter Communications Inc. (United States)*	4,949
MULTILINE RETAIL—3.6%
13,033	Dollar General Corp. (United States)	2,482
87,900	Pan Pacific International Holdings Corp. (Japan)	1,992
		4,474
PHARMACEUTICALS—3.7%
30,717	Zoetis Inc. (United States)	4,659
PROFESSIONAL SERVICES—4.7%
91,350	Recruit Holdings Co. Ltd. (Japan)	2,850
16,020	Verisk Analytics Inc. (United States)	3,023
		5,873
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.4%
49,978	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	3,943
32,756	Texas Instruments Inc. (United States)	4,178
		8,121
SOFTWARE—10.8%
7,543	Adobe Inc. (United States)*	3,351
12,723	Intuit Inc. (United States)	3,898
19,447	Microsoft Corp. (United States)	3,987
16,255	Temenos AG (Switzerland)	2,402
		13,638
SPECIALTY RETAIL—1.4%
19,733	Ross Stores Inc. (United States)	1,769
TRADING COMPANIES & DISTRIBUTORS—2.3%
67,300	Monotaro Co. Ltd. (Japan)	2,862
TOTAL COMMON STOCKS
(Cost $94,415)		122,176
TOTAL INVESTMENTS—96.9%
(Cost $94,415)		122,176
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		3,888
TOTAL NET ASSETS—100.0%		$126,064

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$13,128	$—	$13,128
Middle East/Central Asia	3,136	—	—	3,136
North America	75,770	—	—	75,770
Pacific Basin	7,532	22,610	—	30,142
Total Investments in Securities	$86,438	$35,738	$—	$122,176
There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—1.1%
220,847	Airbus SE (France)*	$16,165
2,496,230	BAE Systems plc (United Kingdom)	15,998
1,991,973	Rolls-Royce Holdings plc (United Kingdom)*	5,976
99,469	Thales SA (France)	7,191
		45,330
AIR FREIGHT & LOGISTICS—0.1%
188,520	Oesterreichische Post AG (Austria)	6,032
AIRLINES—0.2%
1,042,335	EasyJet plc (United Kingdom)	6,704
AUTO COMPONENTS—0.9%
372,400	Bridgestone Corp. (Japan)	10,969
1,360,568	Gestamp Automocion SA (Spain)	3,270
704,710	GUD Holdings Ltd. (Australia)	5,623
86,177	Hankook Tire & Technology Co. Ltd. (South Korea)	1,887
119,200	Koito Manufacturing Co. Ltd. (Japan)	4,668
307,000	Sumitomo Electric Industries Ltd. (Japan)	3,430
96,100	Toyota Industries Corp. (Japan)	4,882
		34,729
AUTOMOBILES—1.4%
2,954,764	Baic Motor Corp. Ltd. (China)	1,441
221,013	Bayerische Motoren Werke AG (Germany)	14,134
42,197	Hyundai Motor Co. (South Korea)	4,501
568,188	Mahindra & Mahindra Ltd. (India)	4,624
519,100	Toyota Motor Corp. (Japan)	30,816
		55,516
BANKS—4.8%
1,053,013	Axis Bank Ltd. (India)*	6,075
761,100	Bangkok Bank PCL (Thailand)	2,435
7,347,000	Bank Mandiri Persero TBK PT (Indonesia)	2,920
2,776,395	Bank of Ireland Group plc (Ireland)*	5,768
929,190	Bank of The Philippine Islands (Philippines)	1,290
4,570,554	Bankia SA (Spain)	5,824
12,208,869	Barclays plc (United Kingdom)	15,829
532,143	BNP Paribas SA (France)	21,469
288,169	Close Brothers Group plc (United Kingdom)	4,129
167,609	Danske Bank AS (Denmark)	2,715
566,352	DNB ASA (Norway)	8,699
197,000	Fukuoka Financial Group Inc. (Japan)	2,865
101,876	Hana Financial Group Inc. (South Korea)	2,528
890,769	HSBC Holdings plc (Hong Kong)	4,028
2,029,783	Intesa Sanpaolo SpA (Italy)*	4,137
1,791,900	Kasikornbank PCL (Thailand)	4,670
28,764,347	Lloyds Banking Group plc (United Kingdom)	9,800
415,710	Nordea Bank ABP (Sweden)	3,211
6,122,200	Resona Holdings Inc. (Japan)	20,070
306,140	Shinhan Financial Group Co. Ltd. (South Korea)	7,682
1,057,527	Standard Chartered plc (United Kingdom)	5,288
541,400	Sumitomo Mitsui Financial Group Inc. (Japan)	14,426
162,600	Sumitomo Mitsui Trust Holdings Inc. (Japan)	4,175
1,801,806	Svenska Handelsbanken AB (Sweden)	16,992
1,427,229	UniCredit SpA (Italy)*	13,099
343,200	United Overseas Bank Ltd. (Singapore)	4,832
		194,956
BEVERAGES—4.2%
291,023	Anheuser-Busch InBev SA (Belgium)	15,804
98,000	Asahi Group Holdings Ltd. (Japan)	3,194
131,608	Carlsberg AS (Denmark)	19,437
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
1,295,499	Coca-Cola Amatil Ltd. (Australia)	$7,561
183,720	Coca-Cola European Partners plc (United Kingdom)	7,564
991,167	Davide Campari-Milano NV (Netherlands)	10,006
866,649	Diageo plc (United Kingdom)	31,711
339,500	Heineken NV (Netherlands)	32,883
1,723,700	Kirin Holdings Co. Ltd. (Japan)	33,213
120,200	Suntory Beverage & Food Ltd. (Japan)	4,537
378,000	Tsingtao Brewery Co. Ltd. (China)	3,370
		169,280
BUILDING PRODUCTS—2.4%
2,010,523	Assa Abloy AB Class B (Sweden)	44,385
80,797	Geberit AG (Switzerland)	44,593
985,662	GWA Group Ltd. (Australia)	2,004
582,800	LIXIL Group Corp. (Japan)	7,779
		98,761
CAPITAL MARKETS—2.1%
2,426,803	3i Group plc (United Kingdom)	27,934
674,800	Daiwa Securities Group Inc. (Japan)	2,996
1,256,791	IG Group Holdings plc (United Kingdom)	12,012
179,500	JAFCO Co. Ltd. (Japan)	6,342
208,700	Japan Exchange Group Inc. (Japan)	4,956
1,643,631	Jupiter Fund Management plc (United Kingdom)	4,861
2,305,100	Nomura Holdings Inc. (Japan)	10,848
130,130	Rathbone Brothers plc (United Kingdom)	2,756
657,339	St. James's Place plc (United Kingdom)	8,040
241,991	UBS Group AG (Switzerland)	2,851
		83,596
CHEMICALS—1.9%
167,800	Air Water Inc. (Japan)	2,176
442,116	BASF SE (Germany)	24,390
105,500	Nippon Shokubai Co. Ltd. (Japan)	5,244
221,500	Nissan Chemical Corp. (Japan)	11,731
68,900	Nitto Denko Corp. (Japan)	3,905
809,509	Orica Ltd. (Australia)	10,027
73,600	Shin-Etsu Chemical Co. Ltd. (Japan)	8,614
167,700	Tokyo Ohka Kogyo Co. Ltd. (Japan)	8,871
		74,958
COMMERCIAL SERVICES & SUPPLIES—3.0%
77,200	AEON Delight Co. Ltd. (Japan)	2,333
1,201,106	Brambles Ltd. (Australia)	9,274
9,039,614	Cleanaway Waste Management Ltd. (Australia)	13,412
335,371	Elis SA (France)*	4,075
6,138,858	G4S plc (United Kingdom)	11,404
2,490,951	HomeServe plc (United Kingdom)	43,123
43,375	S-1 Corp. (South Korea)	3,295
112,100	Secom Co. Ltd. (Japan)	9,694
8,986,009	Serco Group plc (United Kingdom)*	18,667
94,200	Sohgo Security Services Co. Ltd. (Japan)	4,444
		119,721
CONSTRUCTION & ENGINEERING—1.0%
367,570	Boskalis Westminster NV (Netherlands)	6,943
157,247	Ferrovial SA (Spain)	3,851
733,100	Maeda Corp. (Japan)	5,006
1,620,700	Obayashi Corp. (Japan)	14,470
1,382,200	Penta-Ocean Construction Co. Ltd. (Japan)	7,265

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
372,400	Shimizu Corp. (Japan)	$2,670
27,000	SHO-BOND Holdings Co. Ltd. (Japan)	1,164
		41,369
CONSTRUCTION MATERIALS—0.9%
123,529	CRH plc (Ireland)	4,461
868,715	Fletcher Building Ltd. (New Zealand)	1,953
44,007	Imerys SA (France)	1,631
659,700	Taiheiyo Cement Corp. (Japan)	14,317
67,462	Vicat SA (France)	2,223
605,356	Wienerberger AG (Austria)	13,931
		38,516
CONSUMER FINANCE—0.2%
169,500	AEON Financial Service Co. Ltd. (Japan)	1,280
2,487,860	International Personal Finance plc (United Kingdom)	1,782
2,681,252	Non-Standard Finance plc (United Kingdom)	187
1,142,115	Provident Financial plc (United Kingdom)*	2,468
329,167	Shriram Transport Finance Co. Ltd. (India)	3,036
		8,753
CONTAINERS & PACKAGING—0.5%
3,782,838	DS Smith plc (United Kingdom)	12,792
594,600	Toyo Seikan Group Holdings Ltd. (Japan)	6,513
		19,305
DISTRIBUTORS—0.2%
1,250,947	Inchcape plc (United Kingdom)	7,008
DIVERSIFIED FINANCIAL SERVICES—0.0%
5,210,000	First Pacific Co. Ltd. (Hong Kong)	1,088
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
1,069,106	Deutsche Telekom AG (Germany)	17,849
5,596,801	Koninklijke KPN NV (Netherlands)[1]	14,744
516,957	KT Corp. ADR (South Korea)[2]	5,097
1,548,900	Nippon Telegraph & Telephone Corp. (Japan)	35,952
		73,642
ELECTRIC UTILITIES—0.8%
126,100	Kansai Electric Power Co. (Japan)	1,199
220,791	Orsted AS (Denmark)	31,570
		32,769
ELECTRICAL EQUIPMENT—4.1%
371,481	ABB Ltd. (Switzerland)	9,329
483,942	Legrand SA (France)	37,437
62,600	Mabuchi Motor Co. Ltd. (Japan)	1,879
312,133	Schneider Electric SE (France)	35,790
7,124,000	TECO Electric and Machinery Co. Ltd. (Taiwan)	6,622
570,011	Vestas Wind Systems AS (Denmark)	73,067
		164,124
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
163,300	Azbil Corp. (Japan)	5,444
1,781,000	Chroma ATE Inc. (Taiwan)	10,008
1,726,000	Delta Electronics Inc. (Taiwan)	11,798
1,268,000	Hitachi Ltd. (Japan)	37,982
213,700	Kyocera Corp. (Japan)	11,901
72,100	Omron Corp. (Japan)	5,193
118,600	Shimadzu Corp. (Japan)	3,027
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—Continued
170,384	Spectris plc (United Kingdom)	$5,720
81,800	TDK Corp. (Japan)	9,107
		100,180
ENERGY EQUIPMENT & SERVICES—0.4%
968,264	John Wood Group plc (United Kingdom)	2,407
347,304	Petrofac Ltd. (United Kingdom)	633
4,460,431	Saipem SpA (Italy)	9,552
219,057	TechnipFMC plc (France)	1,715
		14,307
ENTERTAINMENT—0.8%
194,434	CTS Eventim AG & Co. KGaA (Germany)	7,718
125,400	Konami Holdings Corp. (Japan)	3,832
3,644,400	Major Cineplex Group PCL (Thailand)	1,674
119,300	Makita Corp. (Japan)	4,585
274,249	Modern Times Group MTG AB Class B (Sweden)*	3,741
163,300	Nexon Co. Ltd. (Japan)	4,195
9,200	Nintendo Co. Ltd. (Japan)	4,046
66,500	Toho Co. Ltd. (Japan)	1,977
		31,768
FOOD & STAPLES RETAILING—1.6%
258,900	Dairy Farm International Holdings Ltd. (Hong Kong)	1,112
808,746	Koninklijke Ahold Delhaize NV (Netherlands)	23,293
125,800	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,202
1,385,588	Metcash Ltd. (Australia)	2,672
591,500	Seven & I Holdings Co. Ltd. (Japan)	17,875
94,200	Sundrug Co. Ltd. (Japan)	3,206
5,125,367	Tesco plc (United Kingdom)	14,466
		66,826
FOOD PRODUCTS—2.0%
81,700	Calbee Inc. (Japan)	2,596
1,554,000	China Mengniu Dairy Co. Ltd. (China)*	7,292
1,575,850	Devro plc (United Kingdom)	3,358
179,600	Fuji Oil Holdings Inc. (Japan)	4,810
226,900	Megmilk Snow Brand Co. Ltd. (Japan)	5,142
58,100	Meiji Holdings Co. Ltd. (Japan)	4,562
29,200	NH Foods Ltd. (Japan)	1,283
699,500	Nippon Suisan Kaisha Ltd. (Japan)	2,935
4,318,000	Tingyi Cayman Islands Holding Corp. (China)	8,050
309,700	Toyo Suisan Kaisha Ltd. (Japan)	18,828
221,897	Viscofan SA (Spain)	16,258
9,393,000	Want Want China Holdings Ltd. (China)	6,951
		82,065
GAS UTILITIES—0.1%
185,900	Tokyo Gas Co. Ltd. (Japan)	3,947
HEALTH CARE EQUIPMENT & SUPPLIES—5.8%
439,247	Coloplast AS (Denmark)	74,978
8,541,767	ConvaTec Group plc (United Kingdom)	22,701
781,699	Demant AS (Denmark)*	24,266
479,863	Getinge AB Class B (Sweden)	11,591
696,765	GN Store Nord AS (Denmark)	42,848
79,400	Hoya Corp. (Japan)	7,830
146,500	Japan Lifeline Co. Ltd. (Japan)	1,816
491,724	Koninklijke Philips NV (Netherlands)	25,408
236,200	Olympus Corp. (Japan)	4,248
266,329	Smith & Nephew plc (United Kingdom)	5,257
59,463	Sonova Holding AG (Switzerland)*	13,445
		234,388

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—1.8%
511,900	Alfresa Holdings Corp. (Japan)	$10,482
299,600	Amplifon SpA (Italy)	10,256
455,584	Fresenius Medical Care AG & Co. KGaA (Germany)	40,138
483,500	MediPAL Holdings Corp. (Japan)	8,855
51,600	Ship Healthcare Holdings Inc. (Japan)	2,222
		71,953
HOTELS, RESTAURANTS & LEISURE—3.2%
3,541,000	Ajisen China Holdings Ltd. (China)	566
322,006	Carnival plc (United Kingdom)	3,483
2,375,284	Compass Group plc (United Kingdom)	32,682
307,094	Flutter Entertainment plc (United Kingdom)	45,992
5,254,600	Genting Singapore Ltd. (Singapore)	2,819
1,930,523	GVC Holdings plc (United Kingdom)	16,708
54,755	InterContinental Hotels Group PLC (United Kingdom)*	2,522
554,822	Playtech plc (United Kingdom)	2,171
3,641,545	SSP Group plc (United Kingdom)	9,777
1,236,267	TUI AG (Germany)	4,678
184,357	Yum China Holdings Inc. (China)	9,446
		130,844
HOUSEHOLD DURABLES—0.9%
673,069	Barratt Developments plc (United Kingdom)	4,471
408,700	Casio Computer Co. Ltd. (Japan)	6,532
1,481,402	McCarthy & Stone plc (United Kingdom)	1,284
59,900	Rinnai Corp. (Japan)	4,910
377,500	Sekisui Chemical Co. Ltd. (Japan)	5,139
185,100	Sony Corp. (Japan)	14,381
		36,717
HOUSEHOLD PRODUCTS—1.2%
88,200	Lion Corp. (Japan)	2,292
468,206	Reckitt Benckiser Group plc (United Kingdom)	46,947
		49,239
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.0%
7,568,300	Lopez Holdings Corp. (Philippines)*	361
INDUSTRIAL CONGLOMERATES—1.4%
1,286,000	CK Hutchison Holdings Ltd. (Hong Kong)	8,397
259,239	DCC plc (United Kingdom)	23,052
335,500	Jardine Matheson Holdings Ltd. (Hong Kong)	13,721
105,200	Jardine Strategic Holdings Ltd. (Singapore)	2,119
94,847	LG Corp. (South Korea)	5,890
4,440,200	Sime Darby Berhad (Malaysia)	2,282
		55,461
INSURANCE—4.3%
538,788	Admiral Group plc (United Kingdom)	16,802
812,549	AXA SA (France)	16,303
1,739,200	Dai-ichi Life Holdings Inc. (Japan)	20,516
354,900	Great Eastern Holdings Ltd. (Singapore)	4,999
43,546	Hannover Rueck SE (Germany)	7,367
38,601	Helvetia Holding AG (Switzerland)	3,498
360,793	Hiscox Ltd. (United Kingdom)	3,682
973,037	Insurance Australia Group Ltd. (Australia)	3,542
1,579,500	Japan Post Holdings Co. Ltd. (Japan)*	10,788
205,200	MS&AD Insurance Group Holdings Inc. (Japan)	5,156
294,095	Prudential plc (United Kingdom)	4,203
1,339,599	QBE Insurance Group Ltd. (Australia)	9,382
849,377	Sampo OYJ (Finland)	30,700
45,577	Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	6,560
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
406,200	Sompo Holdings Inc. (Japan)	$13,386
416,200	T&D Holdings Inc. (Japan)	3,426
364,400	Tokio Marine Holdings Inc. (Japan)	15,387
		175,697
INTERACTIVE MEDIA & SERVICES—2.5%
350,092	Adevinta ASA (Norway)*	5,604
1,884,447	Auto Trader Group plc (United Kingdom)	13,164
136,240	Baidu Inc. ADR (China)*,2	16,267
799,968	Carsales.com Ltd. (Australia)	10,458
987,227	Domain Holdings Australia Ltd. (Australia)	2,324
7,549,356	Rightmove plc (United Kingdom)	54,483
		102,300
INTERNET & DIRECT MARKETING RETAIL—2.3%
14,744	GS Home Shopping Inc. (South Korea)	1,313
983,525	HelloFresh SE (Germany)*	53,388
185,778	Just Eat Takeaway.com NV (Netherlands)*	20,049
320,311	MoneySuperMarket.com Group plc (United Kingdom)	1,227
980,000	PChome Online Inc. (Taiwan)	4,005
59,124	Trip.Com Group Ltd. ADR (China)*,2	1,608
21,330	Zooplus AG (Germany)*	3,690
292,600	ZOZO Inc. (Japan)	7,915
		93,195
IT SERVICES—2.7%
114,513	Alten SA (France)*	8,978
7,780,264	Capita plc (United Kingdom)*	3,488
574,823	Edenred (France)	28,514
136,879	Genpact Ltd. (United States)	5,450
12,700	ITOCHU Techno-Solutions Corp. (Japan)	516
229,300	NEC Corp. (Japan)	12,847
306,000	NET One Systems Co. Ltd. (Japan)	11,921
112,300	Nomura Research Institute Ltd. (Japan)	2,964
1,831,000	NTT Data Corp. (Japan)	20,817
73,500	Otsuka Corp. (Japan)	3,832
166,200	SCSK Corp. (Japan)	8,459
		107,786
LEISURE PRODUCTS—1.0%
321,700	Bandai Namco Holdings Inc. (Japan)	17,765
1,241,000	Giant Manufacturing Co. Ltd. (Taiwan)	13,068
2,108,000	Goodbaby International Holdings Ltd. (Hong Kong)*	351
65,000	Merida Industry Co. Ltd. (Taiwan)	600
665,400	Sega Sammy Holdings Inc. (Japan)	7,501
10,000	Shimano Inc. (Japan)	2,171
		41,456
LIFE SCIENCES TOOLS & SERVICES—0.8%
40,360	Eurofins Scientific SE (France)	26,417
56,139	Gerresheimer AG (Germany)	6,458
		32,875
MACHINERY—2.3%
115,744	Andritz AG (Austria)	3,886
2,921,589	CNH Industrial NV (Italy)	19,852
62,400	Daifuku Co. Ltd. (Japan)	5,686
112,436	GEA Group AG (Germany)	4,058
70,400	Hoshizaki Corp. (Japan)	5,367
244,309	IMI plc (United Kingdom)	3,319
1,002,538	Rotork plc (United Kingdom)	3,636
1,172,075	Sandvik AB (Sweden)	21,904
220,340	Stabilus SA (Germany)	11,091

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
750,102	Wartsila OYJ Abp (Finland)	$6,274
4,793,000	Yungtay Engineering Co. Ltd. (Taiwan)	9,003
		94,076
MARINE—0.2%
1,540,017	Irish Continental Group plc (Ireland)	6,016
4,652,332	Wan Hai Lines Ltd. (Taiwan)	2,765
		8,781
MEDIA—2.0%
356,733	Daily Mail & General Trust plc (United Kingdom)	2,938
318,324	Euromoney Institutional Investor plc (United Kingdom)	3,300
1,007,100	Fuji Media Holdings Inc. (Japan)	8,871
66,200	Hakuhodo Dy Holdings Inc. (Japan)	727
570,394	Informa plc (United Kingdom)	2,705
10,341,632	ITV plc (United Kingdom)	7,626
252,490	JCDecaux SA (France)*	4,271
34,138,400	Media Nusantara Citra TBK PT (Indonesia)*	1,920
2,931,115	Nine Entertainment Co. Holdings Ltd. (Australia)	2,814
1,060,500	Nippon Television Holdings Inc. (Japan)	11,475
274,904	Nordic Entertainment Group AB (Sweden)	11,518
190,730	Schibsted ASA Class A (Norway)*	6,919
162,189	Schibsted ASA Class B (Norway)	5,305
6,316,577	Sky Network Television Ltd. (New Zealand)*	541
1,464,300	Television Broadcasts Ltd. (Hong Kong)	1,707
1,247,324	WPP plc (United Kingdom)	9,251
		81,888
METALS & MINING—2.4%
677,611	Acerinox SA (Spain)	5,842
3,232,657	Alumina Ltd. (Australia)	3,505
912,384	ArcelorMittal SA (France)	10,102
198,211	BHP Group Ltd. (Australia)	5,219
512,003	BlueScope Steel Ltd. (Australia)	4,095
8,492,435	Glencore plc (United Kingdom)*	19,435
428,239	Newcrest Mining Ltd. (Australia)	10,910
561,900	Nippon Steel Corp. (Japan)*	4,607
504,172	Rio Tinto plc (United Kingdom)	30,690
97,500	Sumitomo Metal Mining Co. Ltd. (Japan)	2,931
		97,336
MULTILINE RETAIL—0.1%
256,600	Marui Group Co. Ltd. (Japan)	3,731
OIL, GAS & CONSUMABLE FUELS—1.6%
144,470	Ampol Ltd. (Australia)	2,708
10,280,358	BP plc (United Kingdom)	37,231
1,217,601	Equinor ASA (Norway)	18,256
473,400	INPEX Corp. (Japan)	2,702
200,221	Washington H Soul Pattinson & Co. Ltd. (Australia)	2,793
		63,690
PAPER & FOREST PRODUCTS—0.1%
1,332,000	Oji Holdings Corp. (Japan)	5,590
PERSONAL PRODUCTS—1.7%
108,615	AMOREPACIFIC Group (South Korea)	4,865
3,723,797	Asaleo Care Ltd. (Australia)	2,526
235,300	Kao Corp. (Japan)	17,069
20,000	Kose Corp. (Japan)	2,026
1,088,500	L'Occitane International SA (Hong Kong)	1,831
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—Continued
114,700	Mandom Corp. (Japan)	$1,662
647,021	Unilever plc (United Kingdom)	38,527
		68,506
PHARMACEUTICALS—4.7%
328,000	Astellas Pharma Inc. (Japan)	5,116
327,400	Haw Par Corp. Ltd. (Singapore)	2,214
888,447	Novo Nordisk AS (Denmark)	58,293
286,500	Otsuka Holdings Co. Ltd. (Japan)	11,882
258,207	Roche Holding AG (Switzerland)	89,432
46,100	Sawai Pharmaceutical Co. Ltd. (Japan)	2,190
323,700	Takeda Pharmaceutical Co. Ltd. (Japan)	11,740
349,600	Tsumura & Co. (Japan)	8,712
		189,579
PROFESSIONAL SERVICES—4.8%
444,121	Adecco Group AG (Switzerland)	20,987
1,516,001	ALS Ltd. (Australia)	9,191
40,637	DKSH Holding AG (Switzerland)	2,610
900,209	Experian plc (United Kingdom)	31,444
7,211,808	Hays plc (United Kingdom)	10,269
815,938	Intertek Group plc (United Kingdom)	57,384
506,733	IPH Ltd. (Australia)	2,685
371,800	Nomura Co. Ltd. (Japan)	2,376
949,923	PageGroup plc (United Kingdom)	4,349
220,800	Persol Holdings Co. Ltd. (Japan)	2,791
82,586	Randstad NV (Netherlands)*	3,978
1,354,312	RELX plc (United Kingdom)	28,511
46,200	TechnoPro Holdings Inc. (Japan)	2,361
54,856	Teleperformance (France)	16,055
		194,991
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
266,000	Daiwa House Industry Co. Ltd. (Japan)	5,870
701,800	Mitsubishi Estate Co. Ltd. (Japan)	10,081
		15,951
ROAD & RAIL—0.5%
221,200	East Japan Railway Co. (Japan)	12,751
1,219,464	National Express Group plc (United Kingdom)	2,427
387,200	Senko Group Holdings Co. Ltd. (Japan)	2,895
82,200	West Japan Railway Co. (Japan)	3,550
		21,623
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
33,735	ASML Holding NV (Netherlands)	11,994
1,030,700	Renesas Electronics Corp. (Japan)*	5,669
138,700	ROHM Co. Ltd. (Japan)	8,907
104,694	SK Hynix Inc. (South Korea)	7,330
1,663,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,203
		58,103
SOFTWARE—0.1%
110,800	NS Solutions Corp. (Japan)	2,918
17,400	Oracle Corp. Japan (Japan)	2,096
		5,014
SPECIALTY RETAIL—0.6%
45,600	ABC-Mart Inc. (Japan)	2,402
17,071,500	Esprit Holdings Ltd. (Hong Kong)*	2,030
1,791,059	Pets at Home Group plc (United Kingdom)	7,313

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
270,600	USS Co. Ltd. (Japan)	$4,012
643,339	WH Smith plc (United Kingdom)	7,907
		23,664
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
305,412	Logitech International SA (Switzerland)	22,279
151,183	Quadient SAS (France)	2,235
536,317	Samsung Electronics Co. Ltd. (South Korea)	26,212
		50,726
TEXTILES, APPAREL & LUXURY GOODS—2.6%
115,207	Adidas AG (Germany)	31,771
647,100	ASICS Corp. (Japan)	7,219
314,265	Cie Financiere Richemont SA (Switzerland)	19,510
412,180	Cie Financiere Richemont SA ADR (South Africa)[2]	2,566
238,279	EssilorLuxottica SA (France)	31,738
757,500	Li Ning Co. Ltd. (China)*	2,442
666,000	Onward Holdings Co. Ltd. (Japan)	1,636
361,918	Shenzhou International Group Holdings Ltd. (China)	4,323
2,203,000	Stella International Holdings Ltd. (Hong Kong)	2,142
		103,347
THRIFTS & MORTGAGE FINANCE—0.1%
165,004	Housing Development Finance Corp. Ltd. (India)	3,934
TOBACCO—0.6%
109,228	British American Tobacco plc (United Kingdom)	3,610
218,300	Japan Tobacco Inc. (Japan)	3,731
197,336	Swedish Match AB (Sweden)	15,205
		22,546
TRADING COMPANIES & DISTRIBUTORS—1.5%
381,600	Brenntag AG (Germany)	23,550
1,064,523	Bunzl plc (United Kingdom)	30,494
249,200	ITOCHU Corp. (Japan)	5,464
		59,508
COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.5%
830,897	Getlink SE (France)	$12,501
259,200	Mitsubishi Logistics Corp. (Japan)	7,001
		19,502
WIRELESS TELECOMMUNICATION SERVICES—1.0%
1,258,139	Bharti Airtel Ltd. (India)*	9,323
590,100	KDDI Corp. (Japan)	18,764
311,700	NTT DoCoMo Inc. (Japan)	8,581
31,023,436	Vodafone Idea Ltd. (India)*	3,470
		40,138
TOTAL COMMON STOCKS
(Cost $4,044,615)		3,939,746

PREFERRED STOCKS—0.4%
AUTOMOBILES—0.4%
109,255	Volkswagen AG (Germany)	15,992
PERSONAL PRODUCTS—0.0%
12,623	AMOREPACIFIC Group (South Korea)*	363
TOTAL PREFERRED STOCKS
(Cost $18,277)		16,355
TOTAL INVESTMENTS—97.8%
(Cost $4,062,892)		3,956,101
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		90,073
TOTAL NET ASSETS—100.0%		$4,046,174

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$7,564	$2,532,320	$—	$2,539,884
Middle East/Central Asia	—	30,462	—	30,462
North America	5,450	—	—	5,450
Pacific Basin	39,523	1,324,427	—	1,363,950
Preferred Stocks
Europe	—	15,992	—	15,992
Pacific Basin	—	363	—	363
Total Investments in Securities	$52,537	$3,903,564	$—	$3,956,101
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/ Loss as of 07/31/2020 (000s)
Common Stocks	$—	$—	$—	$—	$(17,166)	$17,166	$—	$—	$—	$—
Preferred Stocks	162	—	(162)	—	—	—	—	—	—	—
	$162	$—	$(162)	$—	$(17,166)	$17,166	$—	$—	$—	$—

*	Non-income producing security
1	All or a portion of this security was out on loan as of July 31, 2020. The market value of securities on loan was $14,473 and the related non-cash collateral was $15,391.
2	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—96.7%
Shares		Value
AUTO COMPONENTS—0.5%
99,000	Denso Corp. (Japan)	$3,662
AUTOMOBILES—0.8%
176,700	Suzuki Motor Corp. (Japan)	5,798
BANKS—1.1%
536,727	United Overseas Bank Ltd. (Singapore)	7,557
BEVERAGES—5.1%
63,138	Remy Cointreau SA (France)[1]	10,126
5,679,500	Thai Beverage PCL (Thailand)	2,664
577,690	Treasury Wine Estates Ltd. (Australia)	4,435
1,558,000	Tsingtao Brewery Co. Ltd. (China)	13,889
471,766	United Spirits Ltd. (India)*	3,661
		34,775
BUILDING PRODUCTS—3.1%
151,813	Kingspan Group plc (Ireland)	10,891
419,738	Nibe Industrier AB (Sweden)	10,099
		20,990
CAPITAL MARKETS—1.9%
544,892	Hargreaves Lansdown plc (United Kingdom)	12,366
352,558	Jupiter Fund Management plc (United Kingdom)	1,043
		13,409
CHEMICALS—2.2%
431,079	Asian Paints Ltd. (India)	9,896
171,295	Johnson Matthey plc (United Kingdom)	5,002
		14,898
COMMERCIAL SERVICES & SUPPLIES—0.9%
375,755	HomeServe plc (United Kingdom)	6,505
DIVERSIFIED FINANCIAL SERVICES—1.0%
115,497	Investor AB Class B (Sweden)	6,853
ELECTRICAL EQUIPMENT—2.8%
114,968	Legrand SA (France)	8,894
127,500	Nidec Corp. (Japan)	10,128
		19,022
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
19,800	Keyence Corp. (Japan)	8,349
163,500	Murata Manufacturing Co. Ltd. (Japan)	10,502
		18,851
ENERGY EQUIPMENT & SERVICES—0.2%
660,928	John Wood Group plc (United Kingdom)	1,643
ENTERTAINMENT—2.8%
45,698	Spotify Technology SA (Sweden)*	11,782
93,255	Ubisoft Entertainment SA (France)*	7,789
		19,571
FOOD & STAPLES RETAILING—3.4%
450,484	Jeronimo Martins SGPS SA (Portugal)	7,553
360,400	Raia Drogasil SA (Brazil)	8,574
60,800	Sugi Holdings Co. Ltd. (Japan)	4,393
1,289,067	Wal-Mart de Mexico SAB de CV (Mexico)	3,034
		23,554
HEALTH CARE EQUIPMENT & SUPPLIES—4.8%
77,473	Cochlear Ltd. (Australia)	10,572
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
671,300	Olympus Corp. (Japan)*	$12,074
134,900	Sysmex Corp. (Japan)	10,374
		33,020
HOUSEHOLD PRODUCTS—0.8%
137,800	Pigeon Corp. (Japan)	5,357
INDUSTRIAL CONGLOMERATES—0.7%
20,300	Jardine Matheson Holdings Ltd. (Singapore)	830
212,200	Jardine Strategic Holdings Ltd. (Singapore)	4,275
		5,105
INSURANCE—3.6%
1,159,000	AIA Group Ltd. (Hong Kong)	10,451
11,766	Fairfax Financial Holdings Ltd. (Canada)	3,687
227,356	ICICI Lombard General Insurance Co Ltd. (India)[2]	3,940
657,000	Ping An Insurance Group Co. of China Ltd. (China)	6,932
		25,010
INTERACTIVE MEDIA & SERVICES—6.7%
1,492,727	Auto Trader Group plc (United Kingdom)[2]	10,427
38,941	Baidu Inc. ADR (China)*,3	4,650
245,400	Kakaku.com Inc. (Japan)	5,925
26,371	Naver Corp. (South Korea)	6,700
1,620,756	Rightmove plc (United Kingdom)	11,697
418,353	SEEK Ltd (Australia)	6,434
		45,833
INTERNET & DIRECT MARKETING RETAIL—13.4%
85,015	Alibaba Group Holding Ltd. ADR (China)*,3	21,341
95,952	ASOS plc (United Kingdom)*	4,197
104,915	MakeMyTrip Ltd. (India)*	1,634
412,600	Meituan Dianping Class B (China)*	10,210
8,517	MercadoLibre Inc. (Argentina)*	9,578
64,310	Naspers Ltd. (South Africa)	11,701
64,584	Prosus NV (Netherlands)*	6,286
1,395,866	Trainline plc (United Kingdom)*,2	7,508
149,696	Trip.Com Group Ltd. ADR (China)*,3	4,072
217,579	Zalando SE (Germany)*,2	15,707
		92,234
IT SERVICES—6.7%
82,746	Bechtle AG (Germany)	16,104
29,512	Shopify Inc. (Canada)*	30,220
		46,324
LEISURE PRODUCTS—1.4%
45,900	Shimano Inc. (Japan)	9,967
LIFE SCIENCES TOOLS & SERVICES—1.8%
13,450	Mettler-Toledo International Inc. (Switzerland)*	12,576
MACHINERY—8.1%
210,281	Atlas Copco AB Class A (Sweden)	9,335
94,144	Atlas Copco AB Class B (Sweden)	3,643
144,675	Epiroc AB Class A (Sweden)	2,023
450,764	Epiroc AB Class B (Sweden)	6,137
125,792	Kone OYJ (Finland)	9,989
23,000	SMC Corp. (Japan)	12,088
869,000	Techtronic Industries Co. Ltd. (Hong Kong)	9,089
209,010	Weir Group plc (United Kingdom)	3,250
		55,554

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—2.3%
82,800	Kao Corp. (Japan)	$6,007
171,800	Shiseido Co. Ltd. (Japan)	9,572
		15,579
PROFESSIONAL SERVICES—1.1%
105,738	Intertek Group plc (United Kingdom)	7,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.1%
42,743	ASML Holding NV (Netherlands)	15,197
335,919	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[3]	26,500
		41,697
SOFTWARE—2.0%
77,086	Nemetschek SE (Germany)	5,651
124,898	Xero Ltd. (New Zealand)*	8,005
		13,656
SPECIALTY RETAIL—1.3%
337,488	Industria de Diseno Textil SA (Spain)	8,943
TEXTILES, APPAREL & LUXURY GOODS—4.9%
32,004	Adidas AG (Germany)	8,826
235,047	Burberry Group plc (United Kingdom)	3,830
125,317	Cie Financiere Richemont SA (Switzerland)	7,780
12,004	Kering SA (France)	6,802
14,770	LVMH Moet Hennessy Louis Vuitton SE (France)	6,423
		33,661
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—1.3%
366,998	Housing Development Finance Corp. Ltd. (India)	$8,750
WIRELESS TELECOMMUNICATION SERVICES—1.2%
128,500	SoftBank Group Corp. (Japan)	8,105
TOTAL COMMON STOCKS
(Cost $511,702)		665,895

PREFERRED STOCKS—2.5%
(Cost $6,555)
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
44,297	Sartorius AG (Germany)	17,044
TOTAL INVESTMENTS—99.2%
(Cost $518,257)		682,939
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		5,508
TOTAL NET ASSETS—100.0%		$688,447

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$11,701	$—	$11,701
Europe	24,358	265,955	—	290,313
Latin America	21,186	—	—	21,186
Middle East/Central Asia	1,634	26,247	—	27,881
North America	33,907	—	—	33,907
Pacific Basin	56,563	224,344	—	280,907
Preferred Stocks
Europe	—	17,044	—	17,044
Total Investments in Securities	$137,648	$545,291	$—	$682,939
There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	All or a portion of this security was out on loan as of July 31, 2020. The market value of securities on loan was $7,812 and the related non-cash collateral was $8,121.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $27,155 or 4% of net assets.
3	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—90.7%
Shares		Value
AEROSPACE & DEFENSE—1.6%
1,682	MTU Aero Engines AG (Germany)	$292
308,197	Senior plc (United Kingdom)	209
		501
AIR FREIGHT & LOGISTICS—4.8%
352,500	Kerry Logistics Network Ltd. (Hong Kong)	578
33,716	Kintetsu World Express Inc. (Japan)	576
173,942	Sats Ltd. (Singapore)	349
		1,503
AUTO COMPONENTS—1.7%
281,500	Johnson Electric Holdings Ltd. (Hong Kong)	518
BANKS—1.4%
388,147	Virgin Money UK plc (United Kingdom)*	440
BEVERAGES—1.2%
120,814	C&C Group plc (Ireland)*	365
BUILDING PRODUCTS—0.8%
19,086	Tarkett SA (France)*	238
CAPITAL MARKETS—2.3%
20,102	JAFCO Co. Ltd. (Japan)	710
CHEMICALS—3.5%
3,568	Fuso Chemical Co. Ltd. (Japan)	137
29,500	KH Neochem Co. Ltd. (Japan)	540
53,700	Neo Performance Materials Inc. (Canada)	400
		1,077
COMMERCIAL SERVICES & SUPPLIES—2.4%
32,257	ISS AS (Denmark)*	498
135,918	Mears Group PLC (United Kingdom)	245
		743
CONSTRUCTION & ENGINEERING—5.6%
32,176	Arcadis NV (Netherlands)	661
274,935	Maire Tecnimont SpA (Italy)*	493
41,653	Raito Kogyo Co. Ltd. (Japan)	579
		1,733
CONSUMER FINANCE—1.4%
85,102	Resurs Holding AB (Sweden)[1]	427
CONTAINERS & PACKAGING—1.5%
30,105	BillerudKorsnas AB (Sweden)	481
DISTRIBUTORS—1.4%
77,740	Inchcape plc (United Kingdom)	436
ELECTRICAL EQUIPMENT—1.3%
14,891	Mersen SA (France)*	402
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.7%
7,134	Daiwabo Holdings Co. Ltd. (Japan)	518
9,018	Landis+Gyr Group AG (Switzerland)*	551
20,900	Nohmi Bosai Ltd. (Japan)	403
		1,472
FOOD PRODUCTS—6.3%
519,909	Aryzta AG (Switzerland)*	330
22,949	Ebro Foods SA (Spain)	515
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
79,764	Elders Ltd. (Australia)	$583
1,104,100	Japfa Ltd. (Singapore)	532
		1,960
HEALTH CARE PROVIDERS & SERVICES—3.6%
20,777	BML Inc. (Japan)	517
253,863	Healius Ltd. (Australia)	589
		1,106
HOTELS, RESTAURANTS & LEISURE—1.3%
36,808	Resorttrust Inc. (Japan)	411
INSURANCE—4.9%
19,778	ASR Nederland NV (Netherlands)	639
50,808	Coface SA (France)	403
256,742	Mapfre SA (Spain)	465
		1,507
INTERNET & DIRECT MARKETING RETAIL—2.2%
54,646	Takkt AG (Germany)	673
IT SERVICES—2.7%
4,253	Alten SA (France)*	334
66,365	Indra Sistemas SA (Spain)*	501
		835
LEISURE PRODUCTS—1.1%
17,798	Spin Master Corp. (Canada)*,1	332
MACHINERY—4.3%
7,810	Krones AG (Germany)	474
15,317	Nabtesco Corp. (Japan)	466
29,400	OSG Corp. (Japan)	401
		1,341
MARINE—1.6%
18,205	Clarkson plc (United Kingdom)	489
MEDIA—1.9%
42,075	Criteo SA ADR (France)*,2	576
METALS & MINING—1.5%
15,400	DOWA Holdings Co. Ltd. (Japan)	452
MULTILINE RETAIL—1.2%
30,074	Ryohin Keikaku Co. Ltd. (Japan)	362
OIL, GAS & CONSUMABLE FUELS—4.4%
320,780	Beach Energy Ltd. (Australia)	321
63,964	Golar LNG Ltd. (Bermuda)*	480
486,896	Viva Energy Group Ltd. (Australia)[1]	556
		1,357
PAPER & FOREST PRODUCTS—1.5%
190,266	Navigator Co. SA (Portugal)*	472
PERSONAL PRODUCTS—2.8%
41,117	Ontex Group NV (Belgium)	588
28,050	Qol Holdings Co. Ltd. (Japan)	274
		862

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—2.9%
57,276	Brunel International NV (Netherlands)*	$414
7,475	DKSH Holding AG (Switzerland)	480
		894
ROAD & RAIL—1.4%
198,538	Redde Northgate plc (United Kingdom)	427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
39,698	Sumco Corp. (Japan)	616
24,625	Tower Semiconductor Ltd. (Israel)*	530
95,225	X-Fab Silicon Foundries SE (Belgium)*,1	339
		1,485
SOFTWARE—0.4%
14,398	TomTom NV (Netherlands)*	115
SPECIALTY RETAIL—1.9%
58,921	Matas AS (Denmark)*	591
TEXTILES, APPAREL & LUXURY GOODS—0.7%
298,465	Coats Group plc (United Kingdom)	221
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.7%
26,250	Kanamoto Co. Ltd. (Japan)	$530
TOTAL COMMON STOCKS
(Cost $32,010)		28,044

PREFERRED STOCKS—1.9%
(Cost $346)
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
6,180	Draegerwerk AG & Co KGaA (Germany)	583
TOTAL INVESTMENTS—92.6%
(Cost $32,356)		28,627
CASH AND OTHER ASSETS, LESS LIABILITIES—7.4%		2,295
TOTAL NET ASSETS—100.0%		$30,922

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,056	$14,208	$—	$15,264
Middle East/Central Asia	530	—	—	530
North America	732	—	—	732
Pacific Basin	—	11,518	—	11,518
Preferred Stocks
Europe	—	583	—	583
Total Investments in Securities	$2,318	$26,309	$—	$28,627
There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $1,322 or 4% of net assets.
2	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—0.0%
30	ECA (France)	$1
508	Hanwha Aerospace Co. Ltd. (South Korea)*	10
		11
AUTO COMPONENTS—0.1%
4,011	Grupo Industrial Saltillo SAB de CV (Mexico)	3
1,100	HI-LEX CORP. (Japan)	11
3,911	S&T Dynamics Co. Ltd. (South Korea)	17
		31
AUTOMOBILES—0.9%
104	MBB SE (Germany)*	7
14,687	Peugeot SA (France)	236
		243
BANKS—5.4%
7,213	Bank Leumi Le-Israel (Israel)	37
1,862,100	Bank Pembangunan Daerah Jawa Timur TBK PT (Indonesia)	70
10,664	Barclays plc (United Kingdom)	14
7,842	BNK Financial Group Inc. (South Korea)	34
6,040	BNP Paribas SA (France)	244
40	Credit Agricole Atlantique Vendee (France)*	5
400	DBS Group Holdings Ltd. (Singapore)	6
5,401	Erste Group Bank AG (Austria)	121
38,668	Faisal Islamic Bank of Egypt (Egypt)	39
132,000	Industrial & Commercial Bank of China Ltd. (China)	77
46,403	Israel Discount Bank Ltd. (Israel)	143
319	Israel Discount Bank Ltd. ADR (Israel)[1]	10
34,200	Japan Post Bank Co. Ltd. (Japan)*	255
30,500	Mitsubishi UFJ Financial Group Inc. (Japan)	114
6,010	SpareBank 1 BV (Norway)	23
593	Sparebanken Sor (Norway)*	6
3,722	Standard Chartered plc (United Kingdom)	19
7,900	Sumitomo Mitsui Financial Group Inc. (Japan)	211
2,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	51
		1,479
BEVERAGES—0.3%
489	Carlsberg AS (Denmark)	72
16,198	Ginebra San Miguel Inc. (Philippines)	11
70	Heineken Holding NV (Netherlands)	6
		89
BIOTECHNOLOGY—0.7%
1,030	Galapagos NV (Belgium)*	191
BUILDING PRODUCTS—0.4%
5,898	Epwin Group PLC (United Kingdom)*	5
668	FM Mattsson Mora Group AB (Sweden)	8
1,880	Inwido AB (Sweden)	18
1,621	Nederman Holding AB (Sweden)*	21
5,888	Norcros plc (United Kingdom)	12
2,477	Systemair AB (Sweden)	47
		111
CAPITAL MARKETS—2.6%
273	Altamir (France)	5
308,300	Asia Plus Group Holdings PCL NVDR (Thailand)	17
8,452	Banca Generali SpA (Italy)	253
3,531	Fiducian Group Ltd. (Australia)	12
2,529	London Stock Exchange Group plc (United Kingdom)	280
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
28,000	Maybank Kim ENG Securities Thailand PCL NVDR (Thailand)	$8
10,890	St. James's Place plc (United Kingdom)	133
		708
CHEMICALS—0.0%
405	Alzchem Group AG (Germany)	9
COMMERCIAL SERVICES & SUPPLIES—0.3%
1,400	DAI Nippon Printing Co. Ltd. (Japan)	30
262	Orell Fuessli Holding AG (Switzerland)	26
300	Secom Co. Ltd. (Japan)	26
		82
COMMUNICATIONS EQUIPMENT—1.4%
2,500	EXFO Inc. (Canada)*	11
50,485	Nokia OYJ (Finland)*	242
10,067	Telefonaktiebolaget LM Ericsson (Sweden)	117
8,412	Telit Communications plc (United Kingdom)*	15
		385
CONSTRUCTION & ENGINEERING—0.2%
58,000	Analogue Holdings Ltd. (Hong Kong)	7
41,300	Boustead Singapore Ltd. (Singapore)	22
118	Eiffage SA (France)*	10
3,119	Johns Lyng Group Ltd. (Australia)	5
7,241	Tekfen Holding AS (Turkey)	16
		60
CONSTRUCTION MATERIALS—0.0%
19,932	Steppe Cement Ltd. (Malaysia)	6
CONSUMER FINANCE—0.1%
4,289	H&T Group plc (United Kingdom)	18
925	Yiren Digital Ltd. ADR (China)*,1	3
		21
CONTAINERS & PACKAGING—0.2%
1,530	Groupe Guillin (France)	38
64,100	Hanwell Holdings Ltd. (Singapore)	10
11,718	Orora Ltd. (Australia)	19
		67
DISTRIBUTORS—0.7%
11,500	Jardine Cycle & Carriage Ltd. (Singapore)	169
3,361	Verkkokauppa.Com Oyj (Finland)	20
		189
DIVERSIFIED CONSUMER SERVICES—0.0%
7,627	Shine Corporate Ltd. (Australia)	4
DIVERSIFIED FINANCIAL SERVICES—0.3%
1,010	Exor NV (Italy)	57
16,843	M&G plc (United Kingdom)	35
		92
DIVERSIFIED TELECOMMUNICATION SERVICES—3.4%
341,636	Bredband2 I Skandinavien AB (Sweden)	66
118,589	BT Group plc (United Kingdom)	152
44,163	Koninklijke KPN NV (Netherlands)	116
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	4
19,400	Nippon Telegraph & Telephone Corp. (Japan)	450

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
34,186	NOS SGPS SA (Portugal)	$151
113	Telefonica SA (Spain)	1
		940
ELECTRIC UTILITIES—0.8%
3,216	Enel Americas SA ADR (Chile)[1]	24
23,923	OPG Power Ventures plc (United Kingdom)	3
55,200	Tokyo Electric Power Co. (Japan)*	147
6,200	Transmissora Alianca de Energia Eletrica SA (Brazil)	35
		209
ELECTRICAL EQUIPMENT—0.9%
250,000	Jiangnan Group Ltd. (China)	12
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	51
1,217	Legrand SA (France)	94
1,700	Mitsubishi Electric Corp. (Japan)	22
205	Somfy SA (France)	25
5,546	Zumtobel Group AG (Austria)	42
		246
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
1,330	Barco NV (Belgium)	26
404,700	Cal-Comp Electronics Thailand PCL NVDR (Thailand)[1]	25
77,905	Datatec Ltd. (South Africa)*	103
13,314	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	72
676	Partron Co. Ltd. (South Korea)	6
1,200	Tomen Devices Corp (Japan)	41
		273
ENERGY EQUIPMENT & SERVICES—0.0%
149,000	Hilong Holding Ltd. (Hong Kong)	4
ENTERTAINMENT—2.9%
13	NetEase Inc. ADR (China)[1]	6
982	Nintendo Co. Ltd. (Japan)	432
2,149	TEN Square Games SA (Poland)	314
672	Vivendi SA (France)	18
106,364	Zengame Technology Holding Ltd. (Hong Kong)	17
		787
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.2%
10,641	CFE Capital S de RL de CV (Mexico)	12
2,178	FII BTG Pactual Corporate Office Fund (Brazil)	38
294	Fundo Invest Imobiliario (Brazil)	5
9,213	Real Estate Investors PLC (United Kingdom)	4
6,426	Yeni Gimat Gayrimenkul Ortakligi AS (Turkey)	11
		70
FOOD & STAPLES RETAILING—2.7%
1,832	Amsterdam Commodities NV (Netherlands)	41
1,007	Colruyt SA (Belgium)	58
3,800	Empire Co. Ltd. Class A (Canada)	98
18,464	Koninklijke Ahold Delhaize NV (Netherlands)	532
		729
FOOD PRODUCTS—0.3%
2,145	a2 Milk Co Ltd. (New Zealand)*	29
18,055	Finsbury Food Group plc (United Kingdom)	14
900	Maeil Holdings Co. Ltd. (South Korea)	6
109	Nestlé SA (Switzerland)	13
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
119	Neto ME Holdings Ltd. (Israel)*	$5
13,265	PGG Wrightson Ltd. (New Zealand)	25
		92
HEALTH CARE EQUIPMENT & SUPPLIES—5.6%
39	BioMerieux (France)	6
129	Coloplast AS Class B (Denmark)	22
26,814	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	642
12,359	Getinge AB (Sweden)	299
114	GN Store Nord AS (Denmark)	7
2,636	Ion Beam Applications (Belgium)	23
10,589	Koninklijke Philips NV (Netherlands)	547
		1,546
HEALTH CARE PROVIDERS & SERVICES—0.2%
6,834	GHP Specialty Care AB (Sweden)*	15
6,266	Humana AB (Sweden)*	38
6,322	Oriola OYJ (Finland)	15
		68
HEALTH CARE TECHNOLOGY—0.3%
610	Cegedim SA (France)*	20
1,114	Nexus AG (Germany)	55
		75
HOTELS, RESTAURANTS & LEISURE—0.3%
24,133	Ainsworth Game Technology Ltd. (Australia)*	7
410	Evolution Gaming Group AB ADR (Sweden)[1]	28
558	Groupe Partouche SA (France)*	13
2,339	Ibersol SGPS SA (Portugal)*	15
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	2
600	Saint Marc Holdings Co. Ltd. (Japan)	8
		73
HOUSEHOLD DURABLES—3.4%
477	Amica SA (Poland)*	19
35,688	Barratt Developments plc (United Kingdom)	237
3,163	Electra Consumer Products 1970 Ltd. (Israel)	82
265	HEXAOM (France)*	10
2,516	Hwasung Industrial Co. Ltd. (South Korea)	25
9,600	Lii Hen Industries BHD (Malaysia)	6
501	Sabaf SpA (Italy)*	7
18,400	Sekisui House Ltd. (Japan)	336
1,056	Surteco Group SE (Germany)	26
117,956	Taylor Wimpey plc (United Kingdom)	182
		930
HOUSEHOLD PRODUCTS—1.3%
1,059	De'Longhi SpA (Italy)*	33
8,833	Essity AB (Sweden)*	291
429	Leifheit AG (Germany)*	14
11,079	McBride plc (United Kingdom)*	9
		347
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
108,000	Chaowei Power Holdings Ltd. (China)	57
INDUSTRIAL CONGLOMERATES—0.6%
276,904	ALFA SAB de CV (Mexico)	150
155	Siemens AG (Germany)	20
2,022	Sonae Capital SGPS SA (Portugal)*	1
		171

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—7.6%
41,968	Aegon NV (Netherlands)*	$123
4,920	Ageas (Belgium)	184
2,527	Allianz SE (Germany)	524
22,970	Assicurazioni Generali SpA (Italy)	345
1,629	Aviva plc (United Kingdom)*	6
19,881	Avivasa Emeklilik VE Hayat AS (Turkey)	39
4,223	European Reliance General Insurance Co. SA (Greece)	17
2,200	iA Financial Corp. Inc. (Canada)	77
33,600	Japan Post Holdings Co. Ltd. (Japan)	229
100,114	Legal & General Group plc (United Kingdom)	277
900	Manulife Financial Corp. (Canada)	12
306	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	81
156	NN Group NV (Netherlands)*	6
75	Sun Life Financial Inc. (Canada)	3
66,066	Unipolsai Assicurazioni SpA (Italy)	170
		2,093
INTERACTIVE MEDIA & SERVICES—0.0%
120	Mediagrif Interactive Technologies Inc. (Canada)	1
INTERNET & DIRECT MARKETING RETAIL—0.2%
1,871	Lastminute.com NV (Netherlands)*	42
IT SERVICES—4.6%
300	Business Engineering Corp. (Japan)	7
819	Comarch SA (Poland)	48
1,861	Digia OYJ (Finland)	12
6,844	Eckoh plc (United Kingdom)	6
4,400	Fujitsu Ltd. (Japan)	589
481	GFT Technologies SE (Germany)	6
241,419	Hi Sun Technology China Ltd. (China)*	30
345	Know It AB (Sweden)*	7
945	Neurones (France)	27
1,700	Nomura Research Institute Ltd. (Japan)	45
7,900	Otsuka Corp. (Japan)	412
976	Pushpay Holdings Ltd. (New Zealand)*	5
348	Sopra Steria Group SA (France)*	52
413	Techedge SpA (Italy)*	2
		1,248
LEISURE PRODUCTS—0.4%
6,336	Harvia OYJ (Finland)	99
343	Sanlorenzo Spa/Ameglia (Italy)*	6
		105
LIFE SCIENCES TOOLS & SERVICES—3.8%
4,402	Ergomed plc (United Kingdom)*	33
2,238	ICON plc (Ireland)*	415
1,305	Sartorius Stedim Biotech (France)	408
362	Siegfried Holding AG (Switzerland)*	189
		1,045
MACHINERY—3.0%
164	Atlas Copco AB Class A (Sweden)	7
1,200	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	5
12,947	Emak SpA (Italy)*	12
15,915	Epiroc AB Class A (Sweden)	222
35,869	Famur SA (Poland)*	16
2,568	Ferguson plc (Jersey)	226
4,421	Groupe SFPI (France)*	6
371	Palfinger AG (Austria)*	10
464	Schindler Holding AG (Switzerland)	118
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
59,900	Sunningdale Tech Ltd. (Singapore)	$44
5,571	Valmet OYJ (Finland)	156
		822
MEDIA—1.3%
1,634	4imprint Group plc (United Kingdom)	51
4,842	Bloomsbury Publishing plc (United Kingdom)	13
195	Cogeco Communications Inc. (Canada)	15
300	Cogeco Inc. (Canada)	18
4,472	Corus Entertainment Inc. (Canada)	8
85	GTN Ltd. (Australia)	0
2,451	HighCo SA (France)*	13
1,767	Italian Exhibition Group SpA (Italy)*	5
10,318	North Media AS (Denmark)*	91
519	Wix.Com Ltd. (Israel)*	151
		365
METALS & MINING—6.7%
94,785	Arcelormittal South Africa Ltd. (South Africa)*	2
22,947	Base Resources Ltd. (Australia)*	3
3,089	BHP Group Ltd. (Australia)	81
1,840	BHP Group plc (United Kingdom)	40
27,813	Evraz plc (United Kingdom)	103
55,301	Fortescue Metals Group Ltd. (Australia)	688
1,177	Iluka Resources Ltd. (Australia)	8
23,000	Lucara Diamond Corp. (Canada)	10
26,518	Maca Ltd. (Australia)	18
3,321	Newcrest Mining Ltd. (Australia)	85
4,535	Rio Tinto Ltd. (Australia)	332
495	Rio Tinto plc (United Kingdom)	30
4,108	Rio Tinto plc ADR (United Kingdom)[1]	251
140	Stalprodukt SA (Poland)*	6
12,083	Trans-Siberian Gold PLC (United Kingdom)	16
76,658	Western Areas Ltd. (Australia)	131
289,000	Xiwang Special Steel Co. Ltd. (Hong Kong)*	18
		1,822
MULTI-UTILITIES—0.7%
46,370	Hera SpA (Italy)	178
OIL, GAS & CONSUMABLE FUELS—0.8%
24,800	China Aviation Oil Singapore Corp. Ltd. (Singapore)	17
10,914	Naphtha Israel Petroleum Corp. Ltd. (Israel)*	40
4,964	OMV AG (Austria)	157
224	OMV AG ADR (Austria)*,1	7
		221
PAPER & FOREST PRODUCTS—0.3%
1,311	Midway Ltd. (Australia)	1
184,500	Shandong Chenming Paper Holdings Ltd. Class H (China)	87
		88
PERSONAL PRODUCTS—0.1%
20	L'Oreal SA (France)	7
18	Paul Hartmann AG (Germany)	7
93	Unilever NV (Netherlands)	5
		19
PHARMACEUTICALS—11.4%
7,440	AFT Pharmaceuticals Ltd. (New Zealand)*	23
1,060	Bayer AG (Germany)	71
321	H Lundbeck AS ADR (Denmark)[1]	12
245	Merck KGaA (Germany)	31

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—Continued
9,006	Novartis AG (Switzerland)	$742
9,347	Novo Nordisk AS (Denmark)	613
284	Orion OYJ Class A (Finland)	12
2,777	Roche Holding AG (Switzerland)	962
1,523	Sanofi SA (France)	160
3,527	UCB SA (Belgium)	453
562	Vetoquinol SA (France)	45
		3,124
PROFESSIONAL SERVICES—2.3%
3,100	Altech Corp. (Japan)	52
10,474	Gateley Holdings plc (United Kingdom)*	17
1,745	Impellam Group plc (United Kingdom)*	6
218	RELX plc (United Kingdom)	4
7,160	SEMCOM AB (Sweden)	47
6,315	Wolters Kluwer NV (Netherlands)	498
		624
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.2%
8,000	China Overseas Grand Oceans Group Ltd. (China)	5
1,476	Elanders AB Class B (Sweden)*	11
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)*	13
120,899	K Wah International Holdings Ltd. (Hong Kong)	51
3,010	KOJAMO Oyj (Finland)	75
400	Mainstreet Equity Corp. (Canada)*	20
28,100	MKH BHD (Malaysia)	9
20,963	Modern Land China Co. Ltd. (Hong Kong)	3
1,100	Real Matters Inc. (Canada)*	24
2,000	Sun Hung KAI Properties Ltd. (Hong Kong)	24
2,544	TAG Immobilien AG (Germany)	67
363,000	Zhong An Group Ltd. (China)	12
		314
ROAD & RAIL—0.2%
10,065	Eroad Ltd. (New Zealand)*	23
36,495	FNM SpA (Italy)*	19
164	RedcapTour Co. Ltd. (South Korea)	2
		44
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
4,200	Advantest Corp. (Japan)	229
86	ASML Holding NV (Netherlands)	31
5,055	Canadian Solar Inc. (Canada)*	112
522	Dialog Semiconductor plc (Germany)*	24
1,400	ROHM Co. Ltd. (Japan)	90
200	Tokyo Electron Ltd. (Japan)	55
4,690	Tower Semiconductor Ltd. (Israel)*	101
		642
SOFTWARE—3.5%
947	Atlassian Corp. plc (United Kingdom)*	167
282	Atoss Software AG (Germany)	34
1,624	Check Point Software Technologies Ltd. (Israel)*	204
4,783	F-Secure OYJ (Finland)*	17
105	Infotel SA (France)	5
3,315	IVU Traffic Technologies AG (Germany)	61
205	Linedata Services (France)	6
144	MiX Telematics Ltd. ADR (South Africa)[1]	1
2,048	NICE Ltd. ADR (Israel)*,1	420
1,660	Objective Corp. Ltd. (Australia)	12
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
32,434	RPMGlobal Holdings Ltd. (Australia)*	$22
628	Sage Group plc (United Kingdom)	6
		955
SPECIALTY RETAIL—0.4%
1,100	BMTC Group Inc. (Canada)	7
400	Nitori Holdings Co. Ltd. (Japan)	88
20	Samse SA (France)	3
		98
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
5,130	Doro AB (Sweden)*	22
531	Kapsch Trafficcom AG (Austria)	9
1,700	Mimaki Engineering Co. Ltd. (Japan)	6
530	Nederland Apparatenfabriek (Netherlands)*	26
9,715	Nokia OYJ ADR (Finland)*,1	47
9,300	Samsung Electronics Co. Ltd. (South Korea)	455
915	Traffic Systems SE (Germany)	35
		600
TEXTILES, APPAREL & LUXURY GOODS—0.1%
1,472	Ratti SpA (Italy)	7
600	Rhythm Watch Co. Ltd. (Japan)	4
344	Samyang Tongsang Co. Ltd. (South Korea)	16
		27
TOBACCO—1.8%
6,397	Swedish Match AB (Sweden)	493
TRADING COMPANIES & DISTRIBUTORS—0.7%
1,081	Bunzl plc (United Kingdom)	31
2,603	Kloeckner & Co. SE (Germany)*	17
2,400	Parker Corp (Japan)	10
10,203	Rexel SA (France)*	121
1,165	Sanistal AS (Denmark)*	10
		189
TRANSPORTATION INFRASTRUCTURE—0.1%
35,000	Qilu Expressway Co. Ltd. (China)*	7
23,631	Stalexport Autostrady SA (Poland)	19
		26
WIRELESS TELECOMMUNICATION SERVICES—5.1%
14,000	KDDI Corp. (Japan)	445
17,500	NTT DoCoMo Inc. (Japan)	482
30,800	Softbank Corp. (Japan)	412
500	Trilogy International Partners Inc. (Canada)*	1
44,137	Vodafone Group plc (United Kingdom)	66
		1,406
TOTAL COMMON STOCKS
(Cost $24,893)		26,986

PREFERRED STOCKS—0.4%
HOUSEHOLD DURABLES—0.2%
495	Einhell Germany AG (Germany)	40
MACHINERY—0.2%
173	KSB SE & Co KGaA (Germany)	45

Harbor Overseas Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

PREFERRED STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.0%
97	Brodrene A&O Johansen AS (Denmark)	$8
TOTAL PREFERRED STOCKS
(Cost $84)		93
TOTAL INVESTMENTS—98.9%
(Cost $24,977)		27,079
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		315
TOTAL NET ASSETS—100.0%		$27,394
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2020 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$1	$144	$—	$145
Europe	931	15,015	—	15,946
Latin America	74	193	—	267
Middle East/Central Asia	886	307	—	1,193
North America	309	108	—	417
Pacific Basin	9	9,009	—	9,018
Preferred Stocks
Europe	—	93	—	93
Total Investments in Securities	$2,210	$24,869	$—	$27,079
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2020.
Valuation Description	Beginning Balance as of 11/01/2019 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2020 (000s)	Unrealized Gain/ Loss as of 07/31/2020 (000s)
Common Stocks	$7	$—	$(11)	$—	$3	$1	$—	$—	$—	$—
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International & Global Funds
Notes to Portfolios of Investments—July 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2020, the Trust consists of 37 separate portfolios. The portfolios covered by this report are: Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, and Harbor Overseas Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.IG.0120